UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-03651

                          Touchstone Strategic Trust - March Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
                   Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

E. Blake Moore Jr.
303 Broadway, Suite 1100
                 Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

September 30, 2023 (Unaudited)
Semi-Annual Report
Touchstone Strategic Trust
Touchstone Flexible Income Fund
Touchstone Focused Fund
Touchstone Growth Opportunities Fund
Touchstone Mid Cap Growth Fund
Touchstone Non-US ESG Equity Fund
Touchstone Sands Capital Emerging Markets Growth Fund
Touchstone Strategic Income Opportunities Fund

Page
Tabular Presentation of Portfolios of Investments	3-5
Portfolios of Investments:
Touchstone Flexible Income Fund	6-10
Touchstone Focused Fund	11
Touchstone Growth Opportunities Fund	12
Touchstone Mid Cap Growth Fund	13
Touchstone Non-US ESG Equity Fund	14-15
Touchstone Sands Capital Emerging Markets Growth Fund	16-17
Touchstone Strategic Income Opportunities Fund	18-22
Statements of Assets and Liabilities	23-24
Statements of Operations	25-26
Statements of Changes in Net Assets	28-29
Statements of Changes in Net Assets - Capital Stock Activity	30-33
Financial Highlights	34-40
Notes to Financial Statements	41-55
Other Items	56-58
Privacy Protection Policy	59
This report identifies the Funds' investments on September 30, 2023. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)
September 30, 2023
The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.
Touchstone Flexible Income Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	44.6%
AA/Aa	5.6
A/A	6.3
BBB/Baa	9.5
BB/Ba	4.7
B/B	1.0
Not Rated	28.3
Total	100.0%
Credit Quality*(% of Preferred Stocks)
A/A	5.3%
BBB/Baa	64.2
BB/Ba	16.0
Not Rated	14.5
Total	100.0%
Sector Allocation**(% of Net Assets)
Fixed Income Securities	59.1%
Preferred Stocks
Financials	5.4
Utilities	0.9
Energy	0.3
Investment Funds	5.4
Short-Term U.S. Treasury Obligations	26.5
Short-Term Investment Funds	0.8
Other Assets/Liabilities (Net)	1.6
Total	100.0%
Touchstone Focused Fund

Sector Allocation**(% of Net Assets)
Information Technology	21.9%
Health Care	15.2
Financials	14.3
Communication Services	11.7
Consumer Discretionary	10.2
Industrials	6.9
Consumer Staples	6.0
Energy	2.7
Materials	2.4
Real Estate	2.2
Short-Term Investment Fund	6.6
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%
Touchstone Growth Opportunities Fund

Sector Allocation**(% of Net Assets)
Information Technology	33.1%
Health Care	14.1
Consumer Discretionary	13.5
Communication Services	11.2
Industrials	10.5
Financials	7.9
Consumer Staples	4.2
Energy	1.4
Materials	1.4
Real Estate	1.0
Short-Term Investment Fund	3.1
Other Assets/Liabilities (Net)	(1.4)
Total	100.0%

* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used.Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)
Touchstone Mid Cap Growth Fund

Sector Allocation*(% of Net Assets)
Industrials	22.7%
Information Technology	22.4
Health Care	20.6
Financials	11.7
Consumer Discretionary	7.1
Energy	3.7
Materials	3.6
Consumer Staples	2.7
Real Estate	2.3
Communication Services	1.0
Short-Term Investment Funds	2.2
Other Assets/Liabilities (Net)	(0.0)
Total	100.0%
Touchstone Non-US ESG Equity Fund

Geographic Allocation(% of Net Assets)
Common Stocks
Japan	16.7%
United Kingdom	13.9
France	10.9
Sweden	8.3
Netherlands	7.8
Germany	7.7
Switzerland	4.5
India	4.0
Singapore	3.8
South Korea	3.7
Taiwan	3.5
United States	3.2
Ireland	2.8
Spain	2.0
Canada	2.0
Hong Kong	1.6
Denmark	1.2
Thailand	0.9
Chile	0.8
Short-Term Investment Funds	2.2
Other Assets/Liabilities (Net)	(1.5)
Total	100.0%
Touchstone Sands Capital Emerging Markets Growth Fund

Geographic Allocation(% of Net Assets)
Common Stocks
India	32.9%
Brazil	19.0
China	16.6
Taiwan	5.4
Singapore	3.4
Indonesia	3.1
Hong Kong	3.1
Argentina	3.1
United States	2.9
South Korea	2.7
Kazakhstan	2.2
Poland	1.2
Netherlands	0.9
Rights	0.0
Short-Term Investment Fund	3.9
Other Assets/Liabilities (Net)	(0.4)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)
Touchstone Strategic Income Opportunities Fund

Credit Quality*(% of Fixed Income Securities)
AAA/Aaa	25.1%
AA/Aa	2.4
A/A	14.6
BBB/Baa	35.0
BB/Ba	13.9
B/B	6.8
CCC	1.4
CC	0.3
Not Rated	0.5
Total	100.0%
Sector Allocation**(% of Net Assets)
Corporate Bonds	44.9%
U.S. Treasury Obligations	23.1
Asset-Backed Securities	12.1
Non-Agency Collateralized Mortgage Obligations	4.8
Common Stocks
Financials	1.6
Information Technology	0.6
Industrials	0.5
Energy	0.3
Communication Services	0.3
Consumer Staples	0.3
Health Care	0.3
Materials	0.3
Commercial Mortgage-Backed Securities	3.7
Sovereign Government Obligations	2.7
Agency Collateralized Mortgage Obligations	0.5
Rights	0.0
Preferred Stocks
Financials	0.0
Short-Term Investment Funds	2.9
Other Assets/Liabilities (Net)	1.1
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
** Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments
Touchstone Flexible Income Fund – September 30, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 24.1%
	Financials — 10.6%
$ 6,843,000	Ally Financial, Inc., Ser B, 4.700%(A)	$ 4,689,489
17,466,000	Ally Financial, Inc., Ser C, 4.700%(A)	10,937,146
4,228,000	American Express Co., 3.550%(A)	3,356,516
606,000	Arch Capital Group Ltd., 3.635%, 6/30/50	407,355
2,463,000	Athene Holding Ltd., 3.950%, 5/25/51	1,614,339
3,410,000	Bank of America Corp., 6.250%(A)	3,358,224
3,565,000	Bank of New York Mellon Corp. (The), Ser G, 4.700%(A)	3,431,122
21,620,000	Charles Schwab Corp. (The), Ser G, 5.375%(A)	20,771,986
3,588,000	Citigroup, Inc., 5.000%(A)	3,411,863
2,077,000	Citigroup, Inc., 7.375%(A)	2,015,067
3,959,000	Citigroup, Inc., 7.625%(A)	3,870,267
4,764,000	Citigroup, Inc., Ser W, 4.000%(A)	4,165,641
6,841,000	Citizens Financial Group, Inc., Ser F, 5.650%(A)	6,249,630
629,000	Goldman Sachs Group, Inc. (The), 3.210%, 4/22/42	426,875
6,849,000	JPMorgan Chase & Co., 3.220%, 3/1/25	6,759,191
8,648,000	Lincoln National Corp., Ser C, 9.250%(A)†	8,908,027
2,560,000	Morgan Stanley, 2.484%, 9/16/36	1,859,818
2,462,000	Nasdaq, Inc., 3.250%, 4/28/50	1,536,470
9,374,000	Regions Financial Corp., Ser D, 5.750%(A)	8,894,223
2,686,000	Wells Fargo & Co., Ser S, 5.900%(A)	2,632,040
		99,295,289
	Utilities — 4.6%
606,000	American Electric Power Co., Inc., 3.250%, 3/1/50	371,939
2,466,000	Duke Energy Corp., 3.300%, 6/15/41	1,688,497
15,987,000	Edison International, Ser A, 5.375%(A)	14,104,000
290,000	NextEra Energy Capital Holdings, Inc., 4.255%, 9/1/24	285,258
2,464,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	1,466,696
26,784,000	Sempra Energy, 4.875%(A)	25,380,607
		43,296,997
	Energy — 4.5%
27,232,000	BP Capital Markets PLC (United Kingdom), 4.875%(A)	24,339,599
4,255,000	Enbridge, Inc. (Canada), 2.150%, 2/16/24	4,194,089
1,808,000	Enbridge, Inc. (Canada), 8.500%, 1/15/84	1,785,334
6,313,000	Energy Transfer LP, (TSFR3M + 3.279%), 8.651%, 11/1/66(B)	5,222,114
3,749,000	Energy Transfer LP, Ser G, 7.125%(A)	3,225,009
2,464,000	Kinder Morgan, Inc., 3.250%, 8/1/50	1,464,158
2,463,000	Williams Cos., Inc. (The), 3.500%, 10/15/51	1,569,789
		41,800,092
	Consumer Discretionary — 1.8%
13,008,000	NCL Corp. Ltd., 144a, 8.375%, 2/1/28	13,192,162
3,304,000	Warnermedia Holdings, Inc., 3.428%, 3/15/24	3,261,923
		16,454,085
	Industrials — 0.8%
2,463,000	3M Co., MTN, 3.125%, 9/19/46	1,565,253
6,514,000	Neptune Bidco US, Inc., 144a, 9.290%, 4/15/29	5,903,803
		7,469,056
	Information Technology — 0.5%
3,062,000	Micron Technology, Inc., 3.477%, 11/1/51	1,870,679
2,462,000	Oracle Corp., 3.600%, 4/1/40	1,778,459
2,464,000	Oracle Corp., 3.850%, 4/1/60	1,570,487
		5,219,625
	Communication Services — 0.5%
2,462,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 6/1/41	1,554,455
2,464,000	Paramount Global, 4.375%, 3/15/43	1,593,366
2,462,000	Verizon Communications, Inc., 2.875%, 11/20/50	1,426,467
		4,574,288
Principal Amount		Market Value

	Consumer Staples — 0.2%
$ 3,809,000	Macy's Retail Holdings LLC, 4.300%, 2/15/43	$ 2,122,818
	Materials — 0.2%
2,462,000	LYB International Finance III LLC, 3.625%, 4/1/51	1,566,401
	Real Estate — 0.2%
2,462,000	Simon Property Group LP REIT, 3.250%, 9/13/49	1,522,959
	Health Care — 0.2%
2,463,000	Biogen, Inc., 3.150%, 5/1/50	1,502,961
	Total Corporate Bonds	$224,824,571
	Agency Collateralized Mortgage Obligations — 21.4%
47,083,572	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.696%, 4/25/30(B)(C)(D)	3,713,830
34,400,854	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.813%, 4/25/30(B)(C)(D)	2,843,805
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.521%, 6/25/48(B)(C)(D)	1,181,256
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.985%, 4/25/30(B)(C)(D)	2,810,134
34,583,217	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.680%, 5/25/30(B)(C)(D)	2,760,699
19,436,545	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.287%, 4/25/48(B)(C)(D)	3,125,136
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.907%, 5/25/30(B)(C)(D)	3,441,437
66,642,086	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.537%, 5/25/30(B)(C)(D)	4,913,514
15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.108%, 7/25/48(B)(C)(D)	2,326,233
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.769%, 5/25/30(B)(C)(D)	953,486
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.688%, 6/25/30(B)(C)(D)	936,281
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.830%, 8/25/48(B)(C)(D)	2,685,928
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 3.060%, 9/25/48(B)(C)(D)	3,261,717
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.125%, 9/25/47(B)(C)(D)	4,043,829
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.532%, 9/25/30(B)(C)(D)	3,155,650
24,368,853	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.786%, 10/25/48(B)(C)(D)	3,403,159
4,900,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K119, Class X3, 2.822%, 9/25/48(B)(C)(D)	698,925

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 21.4% (Continued)
$ 11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.835%, 11/25/48(B)(C)(D)	$ 1,666,164
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.867%, 11/25/48(B)(C)(D)	2,387,188
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.722%, 1/25/49(B)(C)(D)	1,348,513
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.718%, 2/25/49(B)(C)(D)	1,061,621
9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.711%, 2/25/49(B)(C)(D)	1,304,506
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.745%, 2/25/49(B)(C)(D)	2,309,655
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.745%, 3/25/49(B)(C)(D)	5,488,980
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.878%, 4/25/31(B)(C)(D)	2,776,639
10,595,456	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.203%, 8/25/48(B)(C)(D)	1,864,425
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.321%, 7/25/31(B)(C)(D)	3,173,321
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 3.048%, 9/25/31(B)(C)(D)	1,753,325
29,501,666	FHLMC Multifamily Structured Pass Through Certificates, Ser K132, Class X3, 2.987%, 8/25/31(B)(C)(D)	4,888,376
9,413,138	FHLMC Multifamily Structured Pass Through Certificates, Ser K134, Class X3, 2.752%, 10/25/49(B)(C)(D)	1,456,613
219,461,645	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X1, 0.495%, 12/25/31(B)(C)(D)	4,987,749
21,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X3, 2.923%, 12/25/31(B)(C)(D)	3,480,656
96,839,687	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class XAM, 0.665%, 12/25/31(B)(C)(D)	3,497,423
20,601,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K137, Class X3, 2.978%, 1/25/49(B)(C)(D)	3,444,949
31,585,759	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class X3, 3.140%, 2/25/49(B)(C)(D)	5,629,445
97,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class XAM, 0.871%, 2/25/32(B)(C)(D)	4,954,895
31,370,856	FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Class X3, 3.046%, 3/25/49(B)(C)(D)	5,408,502
10,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Class X3, 3.248%, 4/25/50(B)(C)(D)	1,927,347
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 21.4% (Continued)
$ 5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.805%, 3/25/38(B)(C)(D)	$ 1,523,154
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.575%, 10/25/38(B)(C)(D)	4,603,536
34,224,293	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.436%, 7/25/35(B)(C)(D)	3,486,097
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.397%, 8/25/38(B)(C)(D)	11,966,571
11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.897%, 12/25/38(B)(C)(D)	2,377,180
54,809,962	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X1, 0.578%, 2/25/36(B)(C)(D)	2,059,451
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.199%, 4/25/39(B)(C)(D)	1,171,014
53,824,566	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 1.095%, 8/25/36(B)(C)(D)	4,299,738
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.902%, 11/25/48(B)(C)(D)	1,351,915
16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.532%, 3/25/49(B)(C)(D)	1,334,616
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.685%, 4/25/28(B)(C)(D)	1,489,336
9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 3.056%, 6/25/49(B)(C)(D)	1,034,515
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 3.069%, 8/25/49(B)(C)(D)	4,497,003
47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.766%, 9/25/49(B)(C)(D)	5,115,318
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.103%, 9/25/28(B)(C)(D)	6,116,923
155,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K746, Class XAM, 0.674%, 10/25/28(B)(C)(D)	3,870,815
52,159,495	FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Class X3, 2.638%, 12/25/49(B)(C)(D)	5,561,151
19,560,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K751, Class X3, 5.008%, 3/25/56(B)(C)(D)	4,641,506
30,075,545	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 1.192%, 7/25/40(B)(C)(D)	1,028,157
74,449,573	FRESB Mortgage Trust, Ser 2020-SB81, Class X1, 1.147%, 10/25/40(B)(C)(D)	3,055,262
34,605,768	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 1.168%, 10/25/40(B)(C)(D)	1,076,357
50,273,565	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.972%, 1/25/41(B)(C)(D)	1,581,707

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 21.4% (Continued)
$ 27,869,165	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.603%, 1/25/41(B)(C)(D)	$ 578,857
68,680,537	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.489%, 3/25/41(B)(C)(D)	1,368,068
80,907,599	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.754%, 4/25/41(B)(C)(D)	2,317,129
81,880,227	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.820%, 5/25/41(B)(C)(D)	2,543,495
129,170,381	FRESB Mortgage Trust, Ser 2022-SB94, Class X1, 0.156%, 11/25/41(B)(C)(D)	1,654,195
129,340,462	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.398%, 3/25/41(B)(C)(D)	2,455,231
61,486,174	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.681%, 6/25/41(B)(C)(D)	1,495,762
3,582,059	GNMA, Ser 2012-147, Class IO, 0.548%, 4/16/54(B)(C)(D)	43,302
9,038,748	GNMA, Ser 2016-110, Class IO, 0.909%, 5/16/58(B)(C)(D)	346,537
19,634,135	GNMA, Ser 2016-158, Class IO, 0.756%, 6/16/58(B)(C)(D)	652,760
12,198,606	GNMA, Ser 2016-52, Class IO, 0.764%, 3/16/58(B)(C)(D)	390,250
15,031,119	GNMA, Ser 2017-76, Class IO, 0.791%, 12/16/56(B)(C)(D)	619,623
15,513,405	GNMA, Ser 2017-94, Class IO, 0.584%, 2/16/59(B)(C)(D)	522,248
	Total Agency Collateralized Mortgage Obligations	$199,294,090
	Asset-Backed Securities — 9.0%
450,000	AMSR Trust, Ser 2020-SFR1, Class C, 144a, 2.419%, 4/17/37	422,876
1,311,831	B2R Mortgage Trust, Ser 2015-1, Class C, 144a, 4.272%, 5/15/48	1,291,694
1,350,000	B2R Mortgage Trust, Ser 2015-1, Class D, 144a, 4.831%, 5/15/48(B)(D)	1,317,653
3,000,000	BA Credit Card Trust, Ser 2021-A1, Class A1, 0.440%, 9/15/26	2,914,072
206,559	Carmax Auto Owner Trust, Ser 2021-1, Class A3, 0.340%, 12/15/25	201,378
612,484	GLS Auto Receivables Issuer Trust, Ser 2021-2A, Class C, 144a, 1.080%, 6/15/26	599,458
559,505	Home Partners of America Trust, Ser 2019-1, Class C, 144a, 3.256%, 9/17/39	494,858
166,840	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	164,525
750,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class B, 144a, (TSFR3M + 2.062%), 7.388%, 4/20/29(B)	749,771
3,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class D, 144a, (TSFR3M + 6.262%), 11.588%, 4/20/29(B)	2,948,757
250,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-2A, Class B, 144a, (TSFR3M + 1.662%), 7.041%, 5/20/29(B)	249,270
404,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class A1, 144a, (TSFR3M + 1.062%), 6.388%, 7/20/29(B)	402,133
7,197,574	Progress Residential, Ser 2021-SFR1, Class A, 144a, 1.052%, 4/17/38	6,341,221
Principal Amount		Market Value
	Asset-Backed Securities — 9.0% (Continued)
$ 2,050,000	Progress Residential, Ser 2021-SFR1, Class B, 144a, 1.303%, 4/17/38	$ 1,805,674
1,596,000	Progress Residential, Ser 2021-SFR1, Class C, 144a, 1.555%, 4/17/38	1,408,137
5,200,000	Progress Residential, Ser 2021-SFR1, Class D, 144a, 1.805%, 4/17/38	4,584,529
975,000	Progress Residential, Ser 2021-SFR3, Class B, 144a, 1.888%, 5/17/26	866,774
12,561,916	Progress Residential, Ser 2021-SFR4, Class A, 144a, 1.558%, 5/17/38	11,165,225
5,330,000	Progress Residential, Ser 2021-SFR4, Class B, 144a, 1.808%, 5/17/38	4,727,713
200,000	Progress Residential Trust, Ser 2019-SFR3, Class B, 144a, 2.571%, 9/17/36	192,569
750,000	Progress Residential Trust, Ser 2020-SFR2, Class C, 144a, 3.077%, 6/17/37	708,265
2,500,000	Progress Residential Trust, Ser 2020-SFR2, Class D, 144a, 3.874%, 6/17/37	2,385,155
1,300,000	Progress Residential Trust, Ser 2020-SFR3, Class B, 144a, 1.495%, 10/17/27	1,181,610
2,200,000	Progress Residential Trust, Ser 2020-SFR3, Class C, 144a, 1.695%, 10/17/27	1,996,172
2,200,000	Progress Residential Trust, Ser 2021-SFR5, Class D, 144a, 2.109%, 7/17/38	1,922,605
17,450,000	Tricon American Homes Trust, Ser 2017-SFR2, Class F, 144a, 5.104%, 1/17/36	17,320,003
16,350,000	Tricon American Homes Trust, Ser 2018-SFR1, Class C, 144a, 4.044%, 5/17/37	15,741,461
	Total Asset-Backed Securities	$84,103,558
Shares
	Preferred Stocks — 6.6%
	Financials — 5.4%
647,712	AGNC Investment Corp. REIT, Ser F, 6.125%(A)	14,010,011
146,575	Allstate Corp. (The), Ser J, 7.375%(A)	3,860,785
401,079	Annaly Capital Management, Inc. REIT, Ser I, 6.750%(A)	9,525,626
265,794	Lincoln National Corp., Ser D, 9.000%(A)	7,051,515
130,237	Reinsurance Group of America, Inc., 7.125%, 10/15/52	3,404,395
948	Reinsurance Group of America, Inc., 5.750%, 6/15/56	23,709
290,000	Rithm Capital Corp. REIT, Ser D, 7.000%(A)	5,936,300
130,382	Stifel Financial Corp., 5.200%, 10/15/47	2,803,213
192,309	Virtus Convertible & Income Fund, Ser A, 5.625%(A)†	4,060,028
		50,675,582
	Utilities — 0.9%
316,505	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(A)	5,760,391
635	Entergy Arkansas LLC, 4.875%, 9/1/66	13,906
120,950	Entergy Louisiana LLC, 4.875%, 9/1/66	2,699,604
325	Entergy Mississippi LLC, 4.900%, 10/1/66	7,290
		8,481,191
	Energy — 0.3%
87,656	Enbridge, Inc. (Canada), Ser 5, 5.375%(A)†	1,731,206
32,865	Enbridge, Inc. (Canada), Ser L, 5.858%(A)	575,138
		2,306,344
	Total Preferred Stocks	$61,463,117
	Investment Funds — 5.4%
241,449	Allspring Income Opportunities±†	1,472,839
478,737	BlackRock Corporate High Yield Fund, Inc.±	4,131,500
49,400	BlackRock Credit Allocation Income Trust±	478,192
89,571	BlackRock Ltd. Duration Income Trust±	1,153,674
244,634	BlackRock MuniHoldings Fund, Inc.±	2,522,177
472,804	BlackRock MuniVest Fund, Inc.±	2,865,192

Touchstone Flexible Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Investment Funds — 5.4% (Continued)
288,886	BlackRock MuniYield Quality Fund III, Inc.±	$ 2,758,861
273,539	Eaton Vance Municipal Bond Fund±	2,450,909
102,551	First Trust High Income Long/Short Fund±	1,099,347
629,159	Invesco Municipal Opportunity Trust±†	5,177,979
345,339	Invesco Municipal Trust±	2,880,127
359,185	Invesco Trust for Investment Grade Municipals±	3,053,073
925,277	Nuveen AMT-Free Quality Municipal Income Fund±†	8,956,681
698,672	Nuveen Quality Municipal Income Fund±	7,084,534
893,251	Western Asset High Income Opportunity Fund, Inc.±	3,251,434
122,046	Western Asset High Yield Defined Opportunity Fund, Inc.±	1,402,309
	Total Investment Funds	$50,738,828
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 4.4%
$ 52,656	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(D)	42,905
702,141	Fannie Mae Connecticut Avenue Securities, Ser 2014-C01, Class M2, (SOFR30A + 4.514%), 9.829%, 1/25/24(B)	708,670
420,668	Fannie Mae Connecticut Avenue Securities, Ser 2014-C04, Class 1M2, (SOFR30A + 5.014%), 10.329%, 11/25/24(B)	435,353
613,324	Freddie Mac Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Class M3, (SOFR30A + 3.714%), 9.029%, 4/25/24(B)	620,990
19,745,420	LSTAR Securities Investment Ltd., Ser 2023-1, Class A1, 144a, (SOFR + 3.500%), 8.810%, 1/1/28(B)	19,629,307
4,563	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 7.759%, 12/25/32(B)	4,305
89,523	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 5.576%, 9/25/34(B)(D)	86,984
1,710,151	New Residential Mortgage Loan Trust, Ser 2015-1A, Class B3, 144a, 5.243%, 5/28/52(B)(D)	1,610,956
9,735	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	9,032
1,662,454	Sequoia Mortgage Trust, Ser 2004-3, Class M1, (TSFR1M + 0.864%), 6.189%, 5/20/34(B)	1,646,443
3,862,709	Towd Point Mortgage Trust, Ser 2015-5, Class M1, 144a, 3.500%, 5/25/55(B)(D)	3,837,501
12,453,169	Western Mortgage Reference Notes Series, Ser 2021-CL2, Class M1, 144a, (SOFR30A + 3.150%), 8.465%, 7/25/59(B)	12,453,048
	Total Non-Agency Collateralized Mortgage Obligations	$41,085,494
	Commercial Mortgage-Backed Securities — 0.2%
29,262,164	BANK, Ser 2020-BN26, Class XA, 1.335%, 3/15/63(B)(C)(D)	1,617,548
	Short-Term U.S. Treasury Obligations — 26.5%
25,000,000	U.S. Treasury Bills, 5.014%, 11/9/23#	24,860,363
15,000,000	U.S. Treasury Bills, 5.024%, 11/2/23#	14,931,628
100,000,000	U.S. Treasury Bills, 5.414%, 1/11/24#	98,513,406
80,000,000	U.S. Treasury Bills, 5.435%, 11/30/23#	79,301,833
30,000,000	U.S. Treasury Bills, 5.441%, 2/22/24#	29,367,702
	Total Short-Term U.S. Treasury Obligations	$246,974,932
Shares		MarketValue
	Short-Term Investment Funds — 0.8%
295,648	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	$ 295,648
6,734,614	Invesco Government & Agency Portfolio, Institutional Class, 5.26%∞Ω**	6,734,614
	Total Short-Term Investment Funds	$7,030,262
	Total Short-Term Securities	$254,005,194
	Total Investment Securities—98.4% (Cost $999,877,567)	$917,132,400
	Other Assets in Excess of Liabilities — 1.6%	15,092,366
	Net Assets — 100.0%	$932,224,766
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2023.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
±	Closed-end Fund.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2023 was $6,550,451.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $137,450,359 or 14.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Flexible Income Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$224,824,571	$—	$224,824,571
Agency Collateralized Mortgage Obligations	—	199,294,090	—	199,294,090
Asset-Backed Securities	—	84,103,558	—	84,103,558
Preferred Stocks	61,463,117	—	—	61,463,117
Investment Funds	50,738,828	—	—	50,738,828
Non-Agency Collateralized Mortgage Obligations	—	41,085,494	—	41,085,494
Commercial Mortgage-Backed Securities	—	1,617,548	—	1,617,548
Short-Term U.S. Treasury Obligations	—	246,974,932	—	246,974,932
Short-Term Investment Funds	7,030,262	—	—	7,030,262
Other Financial Instruments
Swap Agreements
Credit contracts	—	623,915	—	623,915
Total	$119,232,207	$798,524,108	$—	$917,756,315
 Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation
Buy Protection:
Wells Fargo	6/20/28	$70,000,000	5.000%	ICE	Markit CDX North America High Yield Series 40 5Y Index	$(1,097,169)	$(1,721,084)	$623,915
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Focused Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 93.5%
	Information Technology — 21.9%
431,577	Apple, Inc.	$ 73,890,298
271,026	Microsoft Corp.	85,576,460
227,939	Oracle Corp.	24,143,299
122,739	Salesforce, Inc.*	24,889,014
114,131	Texas Instruments, Inc.	18,147,970
67,768	Workday, Inc. - Class A*	14,559,955
		241,206,996
	Health Care — 15.2%
229,600	BioMarin Pharmaceutical, Inc.*	20,315,008
269,126	Bristol-Myers Squibb Co.	15,620,073
135,666	Cencora, Inc.	24,415,810
86,671	HCA Healthcare, Inc.	21,319,333
191,981	Johnson & Johnson	29,901,041
268,506	Medtronic PLC	21,040,130
67,427	UnitedHealth Group, Inc.	33,996,019
		166,607,414
	Financials — 14.3%
748,902	Bank of America Corp.	20,504,937
150,861	Berkshire Hathaway, Inc. - Class B*	52,846,608
77,076	Goldman Sachs Group, Inc. (The)	24,939,481
35,430	LPL Financial Holdings, Inc.	8,419,939
13,475	Markel Group, Inc.*	19,841,803
134,732	PayPal Holdings, Inc.*	7,876,433
100,160	Visa, Inc. - Class A	23,037,802
		157,467,003
	Communication Services — 11.7%
424,676	Alphabet, Inc. - Class C*	55,993,530
415,250	Comcast Corp. - Class A	18,412,185
143,175	Meta Platforms, Inc. - Class A*	42,982,567
29,171	Netflix, Inc.*	11,014,970
		128,403,252
	Consumer Discretionary — 10.2%
88,487	Airbnb, Inc. - Class A*	12,141,301
72,279	Alibaba Group Holding Ltd. (China) ADR*	6,269,480
315,140	Amazon.com, Inc.*	40,060,597
206,190	Choice Hotels International, Inc.	25,260,337
101,262	Cracker Barrel Old Country Store, Inc.	6,804,806
92,657	Floor & Decor Holdings, Inc. - Class A*	8,385,459
190,459	Frontdoor, Inc.*	5,826,141
48,188	Hilton Worldwide Holdings, Inc.	7,236,874
		111,984,995
	Industrials — 6.9%
134,971	Allegiant Travel Co.	10,373,871
79,697	Boeing Co. (The)*	15,276,321
48,895	Hubbell, Inc.	15,324,182
219,215	RTX Corp.	15,776,903
198,319	SS&C Technologies Holdings, Inc.	10,419,680
100,327	Stanley Black & Decker, Inc.	8,385,331
		75,556,288
Shares		Market Value

	Consumer Staples — 6.0%
326,549	Coca-Cola Femsa SAB de CV (Mexico) ADR	$ 25,614,504
381,560	Monster Beverage Corp.*	20,203,602
213,062	Philip Morris International, Inc.	19,725,280
		65,543,386
	Energy — 2.7%
251,542	Exxon Mobil Corp.	29,576,308
	Materials — 2.4%
227,014	DuPont de Nemours, Inc.	16,932,974
140,564	International Flavors & Fragrances, Inc.	9,582,248
		26,515,222
	Real Estate — 2.2%
460,165	Americold Realty Trust, Inc. REIT	13,993,618
70,700	Jones Lang LaSalle, Inc.*	9,981,426
		23,975,044
	Total Common Stocks	$1,026,835,908
	Short-Term Investment Fund — 6.6%
72,221,835	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	72,221,835
	Total Investment Securities—100.1% (Cost $656,666,637)	$1,099,057,743
	Liabilities in Excess of Other Assets — (0.1%)	(834,094)
	Net Assets — 100.0%	$1,098,223,649
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,026,835,908	$—	$—	$1,026,835,908
Short-Term Investment Fund	72,221,835	—	—	72,221,835
Total	$1,099,057,743	$—	$—	$1,099,057,743
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Growth Opportunities Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 98.3%
	Information Technology — 33.1%
54,709	Apple, Inc.	$ 9,366,728
6,830	Arista Networks, Inc.*	1,256,242
31,855	Fortinet, Inc.*	1,869,251
3,093	HubSpot, Inc.*	1,523,303
27,216	Marvell Technology, Inc.	1,473,202
26,808	Microsoft Corp.	8,464,626
15,212	NVIDIA Corp.	6,617,068
12,642	Salesforce, Inc.*	2,563,545
5,657	ServiceNow, Inc.*	3,162,037
20,745	Splunk, Inc.*	3,033,956
10,638	Workday, Inc. - Class A*	2,285,574
		41,615,532
	Health Care — 14.1%
30,681	Alkermes PLC*	859,375
29,813	Ascendis Pharma A/S (Denmark) ADR*	2,791,690
18,544	DexCom, Inc.*	1,730,155
5,330	Eli Lilly & Co.	2,862,903
7,768	ICON PLC*	1,912,870
9,278	Inspire Medical Systems, Inc.*	1,841,126
13,990	Legend Biotech Corp. ADR*	939,708
9,538	UnitedHealth Group, Inc.	4,808,964
		17,746,791
	Consumer Discretionary — 13.5%
57,013	Amazon.com, Inc.*	7,247,492
1,316	Chipotle Mexican Grill, Inc.*	2,410,688
8,966	Home Depot, Inc. (The)	2,709,167
3,283	Lululemon Athletica, Inc.*	1,265,958
39,457	MGM Resorts International	1,450,439
7,545	Tesla, Inc.*	1,887,910
		16,971,654
	Communication Services — 11.2%
75,065	Alphabet, Inc. - Class A*	9,823,006
14,148	Meta Platforms, Inc. - Class A*	4,247,371
		14,070,377
	Industrials — 10.5%
13,611	AMETEK, Inc.	2,011,161
10,236	Builders FirstSource, Inc.*	1,274,280
28,946	Ceridian HCM Holding, Inc.*	1,963,986
9,921	JB Hunt Transport Services, Inc.	1,870,307
2,999	TransDigm Group, Inc.*	2,528,547
10,483	Union Pacific Corp.	2,134,653
20,509	WNS Holdings Ltd. (India) ADR*	1,404,046
		13,186,980
	Financials — 7.9%
14,751	Apollo Global Management, Inc.	1,324,050
Shares		Market Value

	Financials — (Continued)
8,152	Arthur J Gallagher & Co.	$ 1,858,085
21,012	Global Payments, Inc.	2,424,575
18,906	Visa, Inc. - Class A	4,348,569
		9,955,279
	Consumer Staples — 4.2%
5,879	Costco Wholesale Corp.	3,321,400
13,483	Diageo PLC (United Kingdom) ADR	2,011,394
		5,332,794
	Energy — 1.4%
37,890	Devon Energy Corp.	1,807,353
	Materials — 1.4%
13,548	Celanese Corp.	1,700,545
	Real Estate — 1.0%
39,161	Spirit Realty Capital, Inc. REIT	1,313,068
	Total Common Stocks	$123,700,373
	Short-Term Investment Fund — 3.1%
3,906,501	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	3,906,501
	Total Investment Securities—101.4% (Cost $82,913,476)	$127,606,874
	Liabilities in Excess of Other Assets — (1.4%)	(1,743,593)
	Net Assets — 100.0%	$125,863,281
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$123,700,373	$—	$—	$123,700,373
Short-Term Investment Fund	3,906,501	—	—	3,906,501
Total	$127,606,874	$—	$—	$127,606,874
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 97.8%
	Industrials — 22.7%
147,728	AMETEK, Inc.	$ 21,828,289
83,543	Axon Enterprise, Inc.*	16,624,222
153,116	Builders FirstSource, Inc.*	19,061,411
307,990	Ceridian HCM Holding, Inc.*	20,897,121
571,042	Copart, Inc. *	24,606,200
438,721	Genpact Ltd.	15,881,700
108,866	JB Hunt Transport Services, Inc.	20,523,418
97,251	Rockwell Automation, Inc.	27,801,143
40,381	TransDigm Group, Inc.*	34,046,433
119,131	Waste Connections, Inc.	15,999,293
50,786	Watsco, Inc.	19,182,888
35,766	WESCO International, Inc.	5,143,866
		241,595,984
	Information Technology — 22.4%
46,105	ARM Holdings PLC ADR*†	2,467,540
90,353	CDW Corp.	18,229,621
160,406	Datadog, Inc. - Class A*	14,611,383
26,622	Fair Isaac Corp.*	23,122,006
292,862	Fortinet, Inc.*	17,185,142
42,067	HubSpot, Inc.*	20,717,997
248,555	Marvell Technology, Inc.	13,454,282
224,206	Microchip Technology, Inc.	17,499,278
46,108	MongoDB, Inc.*	15,946,913
171,820	NetApp, Inc.	13,037,702
77,567	Nice Ltd. (Israel) ADR*	13,186,390
92,208	Palo Alto Networks, Inc.*	21,617,243
202,581	Splunk, Inc.*	29,627,471
111,217	Zscaler, Inc.*	17,304,253
		238,007,221
	Health Care — 20.6%
66,573	Align Technology, Inc.*	20,326,069
243,636	Ascendis Pharma A/S (Denmark) ADR*	22,814,075
651,530	Avantor, Inc.*	13,734,252
223,022	Bio-Techne Corp.	15,181,108
54,350	Cooper Cos., Inc. (The)	17,283,843
300,266	DexCom, Inc.*	28,014,818
253,868	GE HealthCare Technologies, Inc.	17,273,179
75,141	ICON PLC*	18,503,471
45,955	IDEXX Laboratories, Inc.*	20,094,743
86,274	Insulet Corp.*	13,759,840
201,287	Legend Biotech Corp. ADR*	13,520,448
69,751	Masimo Corp.*	6,115,768
106,949	Sarepta Therapeutics, Inc.*	12,964,358
		219,585,972
	Financials — 11.7%
334,864	American International Group, Inc.	20,292,758
234,726	Ares Management Corp. - Class A	24,146,264
69,207	Arthur J Gallagher & Co.	15,774,351
178,689	Global Payments, Inc.	20,618,924
83,791	LPL Financial Holdings, Inc.	19,912,931
45,786	MSCI, Inc.	23,491,881
		124,237,109
	Consumer Discretionary — 7.1%
152,274	Aptiv PLC*	15,012,694
9,689	Chipotle Mexican Grill, Inc.*	17,748,601
122,524	Hilton Worldwide Holdings, Inc.	18,400,654
39,981	Lululemon Athletica, Inc.*	15,417,073
308,500	Tapestry, Inc.	8,869,375
		75,448,397
Shares		Market Value

	Energy — 3.7%
333,157	Devon Energy Corp.	$ 15,891,589
86,680	Diamondback Energy, Inc.	13,424,998
241,787	Halliburton Co.	9,792,374
		39,108,961
	Materials — 3.6%
148,576	Celanese Corp.	18,649,259
99,778	Vulcan Materials Co.	20,157,152
		38,806,411
	Consumer Staples — 2.7%
113,069	Constellation Brands, Inc. - Class A	28,417,632
	Real Estate — 2.3%
191,665	CoStar Group, Inc.*	14,737,122
48,124	Essex Property Trust, Inc. REIT	10,206,619
		24,943,741
	Communication Services — 1.0%
132,083	Live Nation Entertainment, Inc.*	10,968,172
	Total Common Stocks	$1,041,119,600
	Short-Term Investment Funds — 2.2%
20,842,381	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	20,842,381
2,477,989	Invesco Government & Agency Portfolio, Institutional Class, 5.26%∞Ω**	2,477,989
	Total Short-Term Investment Funds	$23,320,370
	Total Investment Securities—100.0% (Cost $895,423,563)	$1,064,439,970
	Liabilities in Excess of Other Assets — (0.0%)	(230,272)
	Net Assets — 100.0%	$1,064,209,698
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2023 was $2,336,951.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,041,119,600	$—	$—	$1,041,119,600
Short-Term Investment Funds	23,320,370	—	—	23,320,370
Total	$1,064,439,970	$—	$—	$1,064,439,970
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Non-US ESG Equity Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.3%
	Japan — 16.7%
	Communication Services — 3.0%
378,400	Nintendo Co. Ltd.	$ 15,723,642
	Consumer Discretionary — 6.3%
746,400	Denso Corp.	11,976,645
262,200	Sony Group Corp.	21,441,558
	Industrials — 4.4%
301,800	Hitachi Ltd.	18,704,834
334,300	Kubota Corp.	4,917,827
	Information Technology — 3.0%
115,800	Tokyo Electron Ltd.	15,817,385
	Total Japan	88,581,891
	United Kingdom — 13.9%
	Financials — 6.1%
31,229,569	Lloyds Banking Group PLC	16,782,591
156,740	London Stock Exchange Group PLC	15,709,413
	Industrials — 7.8%
141,295	Ashtead Group PLC	8,568,500
501,514	RELX PLC	16,921,049
2,132,846	Rentokil Initial PLC	15,835,557
	Total United Kingdom	73,817,110
	France — 10.9%
	Energy — 2.4%
193,089	TotalEnergies SE ADR	12,697,533
	Financials — 2.3%
197,513	BNP Paribas SA	12,559,116
	Industrials — 2.5%
221,473	Cie de Saint-Gobain SA	13,255,249
	Materials — 3.7%
115,866	Air Liquide SA	19,515,494
	Total France	58,027,392
	Sweden — 8.3%
	Financials — 6.4%
1,666,385	Svenska Handelsbanken AB - Class A	14,827,317
1,049,491	Swedbank AB - Class A	19,291,117
	Industrials — 1.9%
529,483	Epiroc AB - Class A	10,053,433
	Total Sweden	44,171,867
	Netherlands — 7.8%
	Energy — 4.3%
354,135	Shell PLC ADR	22,799,212
	Financials — 1.4%
10,038	Adyen NV, 144a*	7,442,516
	Health Care — 2.1%
565,694	Koninklijke Philips NV*	11,286,870
	Total Netherlands	41,528,598
	Germany — 7.7%
	Communication Services — 2.6%
649,213	Deutsche Telekom AG	13,618,415
	Health Care — 2.0%
63,359	Merck KGaA	10,562,409
	Industrials — 3.1%
406,235	Deutsche Post AG	16,483,203
	Total Germany	40,664,027
Shares		Market Value

	Switzerland — 4.5%
	Health Care — 2.6%
49,866	Roche Holding AG	$ 13,613,473
	Industrials — 1.9%
287,369	ABB Ltd. ADR	10,227,463
	Total Switzerland	23,840,936
	India — 4.0%
	Financials — 4.0%
927,650	ICICI Bank Ltd. ADR	21,447,268
	Singapore — 3.8%
	Financials — 2.9%
1,672,600	Oversea-Chinese Banking Corp. Ltd.	15,642,246
	Real Estate — 0.9%
3,487,200	CapitaLand Integrated Commercial Trust REIT	4,706,034
	Total Singapore	20,348,280
	South Korea — 3.7%
	Communication Services — 3.1%
431,999	KT Corp. ADR†	5,538,227
452,638	KT Corp.	11,145,708
	Information Technology — 0.6%
7,642	Samsung SDI Co. Ltd.	2,888,008
	Total South Korea	19,571,943
	Taiwan — 3.5%
	Information Technology — 3.5%
213,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	18,509,700
	United States — 3.2%
	Industrials — 3.2%
103,447	Schneider Electric SE	17,047,258
	Ireland — 2.8%
	Industrials — 2.8%
240,883	AerCap Holdings N.V.*	15,096,138
	Spain — 2.0%
	Consumer Discretionary — 2.0%
179,669	Amadeus IT Group SA	10,852,492
	Canada — 2.0%
	Financials — 0.9%
32,334	Intact Financial Corp.	4,713,991
	Industrials — 1.1%
133,057	ATS Corp.*	5,672,005
	Total Canada	10,385,996
	Hong Kong — 1.6%
	Financials — 1.6%
1,025,800	AIA Group Ltd.	8,295,795
	Denmark — 1.2%
	Industrials — 1.2%
299,127	Vestas Wind Systems A/S*	6,399,490
	Thailand — 0.9%
	Industrials — 0.9%
2,342,300	Airports of Thailand PCL*	4,481,323
	Chile — 0.8%
	Industrials — 0.8%
72,547	Sociedad Quimica y Minera de Chile SA ADR†	4,328,879
	Total Common Stocks	$527,396,383

Touchstone Non-US ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 2.2%
3,307,688	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	$ 3,307,688
8,286,407	Invesco Government & Agency Portfolio, Institutional Class, 5.26%∞Ω**	8,286,407
	Total Short-Term Investment Funds	$11,594,095
	Total Investment Securities — 101.5% (Cost $484,016,097)	$538,990,478
	Liabilities in Excess of Other Assets — (1.5)%	(7,919,878)
	Net Assets — 100.0%	$531,070,600
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2023 was $8,201,977.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $7,442,516 or 1.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$88,581,891	$—	$88,581,891
United Kingdom	—	73,817,110	—	73,817,110
France	12,697,533	45,329,859	—	58,027,392
Sweden	—	44,171,867	—	44,171,867
Netherlands	22,799,212	18,729,386	—	41,528,598
Germany	—	40,664,027	—	40,664,027
Switzerland	10,227,463	13,613,473	—	23,840,936
India	21,447,268	—	—	21,447,268
Singapore	—	20,348,280	—	20,348,280
South Korea	5,538,227	14,033,716	—	19,571,943
Taiwan	18,509,700	—	—	18,509,700
United States	—	17,047,258	—	17,047,258
Ireland	15,096,138	—	—	15,096,138
Spain	—	10,852,492	—	10,852,492
Canada	10,385,996	—	—	10,385,996
Hong Kong	—	8,295,795	—	8,295,795
Denmark	—	6,399,490	—	6,399,490
Thailand	—	4,481,323	—	4,481,323
Chile	4,328,879	—	—	4,328,879
Short-Term Investment Funds	11,594,095	—	—	11,594,095
Total	$132,624,511	$406,365,967	$—	$538,990,478
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 96.5%
	India — 32.9%
	Consumer Discretionary — 5.7%
7,188,748	Jubilant Foodworks Ltd.	$ 46,015,701
2,116,458	Titan Co. Ltd.	80,059,352
	Consumer Staples — 3.8%
1,546,131	Britannia Industries Ltd.	84,434,326
	Energy — 2.5%
2,007,754	Reliance Industries Ltd.	56,527,657
	Financials — 13.7%
1,439,419	Bajaj Finance Ltd.	135,015,411
8,432,899	Bandhan Bank Ltd., 144a	25,469,122
5,062,832	HDFC Bank Ltd.	92,851,908
7,492,951	ICICI Prudential Life Insurance Co. Ltd., 144a	50,994,792
	Health Care — 3.9%
1,418,056	Apollo Hospitals Enterprise Ltd.	87,562,878
	Information Technology — 1.2%
630,976	Tata Consultancy Services Ltd.	26,716,910
	Materials — 2.1%
1,236,140	Asian Paints Ltd.	46,983,695
	Total India	732,631,752
	Brazil — 19.0%
	Consumer Discretionary — 6.5%
113,556	MercadoLibre, Inc.*	143,975,381
	Consumer Staples — 2.3%
9,456,756	Raia Drogasil SA	51,944,382
	Financials — 6.5%
10,622,670	NU Holdings Ltd. - Class A*	77,014,358
2,965,845	XP, Inc. - Class A	68,362,727
	Industrials — 3.7%
4,148,715	Localiza Rent a Car SA	48,448,652
4,778,000	WEG SA	34,543,080
	Total Brazil	424,288,580
	China — 16.6%
	Communication Services — 4.6%
1,499,501	Kanzhun Ltd. ADR*	22,747,430
2,053,342	Tencent Holdings Ltd.	79,595,666
	Consumer Discretionary — 6.5%
3,507,474	Alibaba Group Holding Ltd.*	38,028,687
6,518,723	ANTA Sports Products Ltd.	72,940,230
12,823,000	Haidilao International Holding Ltd., 144a	34,190,409
	Consumer Staples — 1.7%
7,340,767	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	38,449,515
	Health Care — 2.7%
4,320,042	Hangzhou Tigermed Consulting Co. Ltd. Class H, 144a	22,673,332
6,600,510	Wuxi Biologics Cayman, Inc., 144a*	38,361,227
	Industrials — 1.1%
836,394	Contemporary Amperex Technology Co. Ltd. - Class A	23,362,739
	Total China	370,349,235
	Taiwan — 5.4%
	Information Technology — 5.4%
1,376,888	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	119,651,567
Shares		Market Value

	Singapore — 3.4%
	Communication Services — 3.4%
1,714,999	Sea Ltd. ADR*	$ 75,374,206
	Indonesia — 3.1%
	Financials — 3.1%
121,676,900	Bank Central Asia Tbk PT	69,323,579
	Hong Kong — 3.1%
	Financials — 3.1%
8,486,731	AIA Group Ltd.	68,633,441
	Argentina — 3.1%
	Information Technology — 3.1%
346,586	Globant SA*	68,572,040
	United States — 2.9%
	Information Technology — 2.9%
102,140	Lam Research Corp.	64,018,288
	South Korea — 2.7%
	Consumer Discretionary — 1.8%
2,399,402	Coupang, Inc.*	40,789,834
	Information Technology — 0.9%
52,294	Samsung SDI Co. Ltd.	19,762,564
	Total South Korea	60,552,398
	Kazakhstan — 2.2%
	Financials — 2.2%
503,023	Kaspi.KZ JSC GDR	48,692,627
	Poland — 1.2%
	Consumer Staples — 1.2%
345,919	Dino Polska SA, 144a*	28,034,527
	Netherlands — 0.9%
	Information Technology — 0.9%
35,382	ASML Holding NV	20,827,968
	Total Common Stocks	$2,150,950,208
Number of Rights
	Rights — 0.0%
	Brazil — 0.0%
	Industrials — 0.0%
30,421	Localiza Rent a Car SA*	96,833
	Total Rights	$96,833
Shares
	Short-Term Investment Fund — 3.9%
87,583,238	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	87,583,238
	Total Investment Securities — 100.4% (Cost $1,947,912,250)	$2,238,630,279
	Liabilities in Excess of Other Assets — (0.4)%	(9,894,741)
	Net Assets — 100.0%	$2,228,735,538
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
JSC – Joint Stock Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $199,723,409 or 9.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$—	$732,631,752	$—	$732,631,752
Brazil	424,288,580	—	—	424,288,580
China	45,420,762	324,928,473	—	370,349,235
Taiwan	119,651,567	—	—	119,651,567
Singapore	75,374,206	—	—	75,374,206
Indonesia	—	69,323,579	—	69,323,579
Hong Kong	—	68,633,441	—	68,633,441
Argentina	68,572,040	—	—	68,572,040
United States	64,018,288	—	—	64,018,288
South Korea	40,789,834	19,762,564	—	60,552,398
Kazakhstan	48,692,627	—	—	48,692,627
Poland	—	28,034,527	—	28,034,527
Netherlands	20,827,968	—	—	20,827,968
Rights	—	96,833	—	96,833
Short-Term Investment Fund	87,583,238	—	—	87,583,238
Total	$995,219,110	$1,243,411,169	$—	$2,238,630,279
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Strategic Income Opportunities Fund – September 30, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 44.9%
	Financials — 9.4%
$ 1,657,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	$ 1,182,533
1,971,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,483,727
818,000	Charles Schwab Corp. (The), Ser H, 4.000%(A)	576,861
1,421,000	Citigroup, Inc., Ser W, 4.000%(A)	1,242,522
1,321,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.196%, 2/15/27(B)	1,260,187
1,199,000	First Maryland Capital II, (TSFR3M + 1.112%), 6.484%, 2/1/27(B)	1,079,468
343,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	303,964
675,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	661,859
1,930,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	1,625,494
634,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	557,273
1,420,000	Morgan Stanley, 5.297%, 4/20/37	1,267,374
688,000	OneMain Finance Corp., 9.000%, 1/15/29	685,778
1,818,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.241%, 6/1/28(B)	1,709,177
589,000	PRA Group, Inc., 144a, 7.375%, 9/1/25	573,542
697,000	Prudential Financial, Inc., 5.125%, 3/1/52	600,007
890,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	739,187
1,824,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	1,609,035
1,824,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.300%, 5/15/27(B)	1,694,594
		18,852,582
	Consumer Discretionary — 6.5%
1,397,000	Brunswick Corp., 4.400%, 9/15/32	1,136,924
633,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	541,581
315,000	Ford Motor Co., 4.750%, 1/15/43	229,935
460,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	418,190
810,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	735,231
896,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	662,962
730,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 7.125%, 7/31/26	707,909
2,034,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,578,467
1,155,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	903,964
814,000	Mattel, Inc., 5.450%, 11/1/41	671,682
757,000	MGM China Holdings Ltd. (Macao), 144a, 5.375%, 5/15/24	746,281
628,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	581,207
660,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	598,950
1,629,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	1,420,958
355,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32	301,379
1,636,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	1,213,405
661,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	643,727
		13,092,752
	Energy — 5.5%
1,000,000	Aker BP ASA (Norway), 144a, 6.000%, 6/13/33	966,747
624,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	631,260
459,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	411,017
616,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	626,780
735,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	651,449
630,000	Ecopetrol SA (Colombia), 8.625%, 1/19/29	632,813
171,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.500%, 10/1/25	168,055
201,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	193,730
Principal Amount		Market Value

	Energy — (Continued)
$ 149,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	$ 134,549
433,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	380,983
612,604	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	469,800
405,000	Mesquite Energy, Inc., 7.250%, 2/15/24	35,438
1,619,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,479,984
1,130,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,162,658
784,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	671,533
350,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	204,401
750,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	502,402
804,000	Plains All American Pipeline LP, (TSFR3M + 4.372%), 9.736%(A)(B)	757,964
635,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	600,536
330,292	YPF SA (Argentina), 9.000%, 2/12/26(B)(C)	319,341
		11,001,440
	Utilities — 5.3%
1,636,000	CMS Energy Corp., 4.750%, 6/1/50	1,395,606
1,155,000	Edison International, 4.125%, 3/15/28	1,064,026
1,075,000	Edison International, Ser B, 5.000%(A)	918,752
600,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	569,280
554,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	484,735
1,345,000	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	1,195,032
1,395,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.387%), 7.796%, 6/15/67(B)	1,273,144
1,155,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	878,902
1,110,000	PPL Capital Funding, Inc., Ser A, (TSFR3M + 2.927%), 8.317%, 3/30/67(B)	1,015,858
1,979,000	WEC Energy Group, Inc., (TSFR3M + 2.374%), 7.739%, 5/15/67(B)	1,771,234
		10,566,569
	Industrials — 5.0%
345,000	Adani Ports & Special Economic Zone Ltd. (India), 3.375%, 7/24/24	334,310
726,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	614,733
773,000	Boeing Co. (The), 5.805%, 5/1/50	704,562
948,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	874,514
1,190,000	Cemex SAB de CV (Mexico), 144a, 5.125%(A)	1,114,188
686,000	Cimpress PLC (Ireland), 7.000%, 6/15/26	642,034
635,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	624,084
715,000	IHS Holding Ltd. (Nigeria), 5.625%, 11/29/26	588,316
784,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	687,156
7,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	6,212
869,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	749,382
812,000	TK Elevator Holdco GmbH (Germany), 144a, 7.625%, 7/15/28	739,037
813,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	801,200
1,716,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,542,228
		10,021,956
	Communication Services — 3.9%
473,000	Belo Corp., 7.750%, 6/1/27	470,162
900,000	Block Communications, Inc., 144a, 4.875%, 3/1/28	744,750
1,023,000	British Telecommunications PLC (United Kingdom), 5.125%, 12/4/28	983,836

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 44.9% (Continued)
	Communication Services — (Continued)
$ 809,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	$ 698,481
808,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	643,171
1,417,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,237,208
1,038,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	551,874
1,056,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	691,091
1,279,000	Paramount Global, 4.200%, 5/19/32	1,017,071
814,000	Stagwell Global, 144a, 5.625%, 8/15/29	657,305
		7,694,949
	Consumer Staples — 2.4%
950,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	695,875
697,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.500%, 12/1/52	625,025
1,376,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,304,638
1,002,000	QVC, Inc., 4.375%, 9/1/28	526,832
292,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	239,539
632,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	587,697
815,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	763,573
		4,743,179
	Health Care — 2.2%
1,259,000	CVS Health Corp., 5.050%, 3/25/48	1,048,644
807,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	769,232
860,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	727,112
862,000	MEDNAX, Inc., 144a, 5.375%, 2/15/30†	759,172
1,470,000	Viatris, Inc., 2.700%, 6/22/30	1,149,300
		4,453,460
	Real Estate — 2.0%
669,000	Kilroy Realty LP REIT, 2.650%, 11/15/33	452,030
725,000	Kilroy Realty LP REIT, 3.050%, 2/15/30	569,713
647,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	553,280
1,024,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	1,026,880
2,068,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	1,481,368
		4,083,271
	Information Technology — 1.4%
1,326,000	Micron Technology, Inc., 2.703%, 4/15/32	1,012,838
586,000	Micron Technology, Inc., 6.750%, 11/1/29	594,953
594,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	488,279
806,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	765,604
		2,861,674
	Materials — 1.3%
693,000	Braskem Idesa SAPI (Mexico), 144a, 6.990%, 2/20/32	416,661
723,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	666,287
1,502,000	Celanese US Holdings LLC, 6.165%, 7/15/27	1,481,249
		2,564,197
	Total Corporate Bonds	$89,936,029
	U.S. Treasury Obligations — 23.1%
9,110,000	U.S. Treasury Bond, 2.375%, 2/15/42	6,291,950
7,000,000	U.S. Treasury Bond, 3.875%, 5/15/43	6,081,250
5,440,000	U.S. Treasury Bond, 4.000%, 11/15/52	4,816,525
Principal Amount		Market Value
	U.S. Treasury Obligations — 23.1% (Continued)
$11,847,503	U.S. Treasury Inflation Indexed Note, 1.250%, 4/15/28	$ 11,267,507
11,549,932	U.S. Treasury Inflation Indexed Note, 1.375%, 7/15/33	10,678,949
3,290,816	U.S. Treasury Inflation Indexed Note, 1.500%, 2/15/53	2,712,545
4,470,000	U.S. Treasury Note, 4.000%, 2/29/28	4,355,282
	Total U.S. Treasury Obligations	$46,204,008
	Asset-Backed Securities — 12.1%
2,000,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class D, 144a, (TSFR3M + 3.462%), 8.788%, 10/20/34(B)	1,952,212
2,561,000	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	2,131,356
2,250,000	Birch Grove CLO 2, Ltd. (Cayman Islands), Ser 2021-2A, Class C, 144a, (TSFR3M + 2.512%), 7.832%, 10/19/34(B)	2,180,808
2,639,250	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	2,072,862
2,100,000	Medalist Partners Corporate Finance CLO VI, Ltd. (Cayman Islands), Ser 2020-1A, Class B, 144a, (TSFR3M + 2.962%), 8.270%, 4/17/33(B)	2,043,966
2,541,500	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	2,118,612
2,250,000	New Mountain CLO 3, Ltd. (Cayman Islands), Ser CLO-3A, Class C, 144a, (TSFR3M + 2.362%), 7.688%, 10/20/34(B)	2,209,203
2,250,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (TSFR3M + 3.212%), 8.520%, 10/15/34(B)	2,164,255
2,417,000	STWD, Ltd. (Cayman Islands), Ser 2021-FL2, Class D, 144a, (TSFR1M + 2.914%), 8.245%, 4/18/38(B)	2,093,173
3,300,000	TRTX Issuer, Ltd. (Cayman Islands), Ser 2019-FL3, Class C, 144a, (TSFR1M + 2.214%), 7.547%, 10/15/34(B)	3,146,780
2,250,000	Whitebox CLO I, Ltd. (Cayman Islands), Ser 2019-1A, Class BR, 144a, (TSFR3M + 2.312%), 7.657%, 7/24/32(B)	2,223,688
	Total Asset-Backed Securities	$24,336,915
	Non-Agency Collateralized Mortgage Obligations — 4.8%
1,405,000	Connecticut Avenue Securities Trust, Ser 2022-R04, Class 1M2, 144a, (SOFR30A + 3.10%), 8.415%, 3/25/42(B)	1,425,204
3,250,000	Freddie Mac STACR REMIC Trust, Ser 2022-DNA3, Class M1B, 144a, (SOFR30A + 2.900%), 8.215%, 4/25/42(B)	3,319,775
3,750,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.260%, 7/25/59(B)(C)	2,987,577
2,375,000	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.627%, 11/25/60(B)(C)	1,905,647
	Total Non-Agency Collateralized Mortgage Obligations	$9,638,203
Shares
	Common Stocks — 4.2%
	Financials — 1.6%
19,200	Bank of America Corp.	525,696
1,704	Goldman Sachs Group, Inc. (The)	551,363
44	Hi-Crush, Inc.(D)*	2,062,686
		3,139,745

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 4.2% (Continued)
	Information Technology — 0.6%
4,352	International Business Machines Corp.	$ 610,586
3,439	Texas Instruments, Inc.	546,835
		1,157,421
	Industrials — 0.5%
1,351	Lockheed Martin Corp.	552,505
6,936	RTX Corp.	499,184
		1,051,689
	Energy — 0.3%
5,698	Exxon Mobil Corp.	669,971
	Communication Services — 0.3%
41,944	AT&T, Inc.	629,999
	Consumer Staples — 0.3%
6,351	Philip Morris International, Inc.	587,976
	Health Care — 0.3%
3,626	Johnson & Johnson	564,749
	Materials — 0.3%
39,560	Covia*	527,453
	Total Common Stocks	$8,329,003
Principal Amount
	Commercial Mortgage-Backed Securities — 3.7%
$ 2,700,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.660%, 3/9/44(B)(C)	2,202,571
5,000,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	3,102,186
2,202,000	GS Mortgage Securities Corp. Trust, Ser 2017-SLP, Class E, 144a, 4.744%, 10/10/32(B)(C)	2,078,529
	Total Commercial Mortgage-Backed Securities	$7,383,286
	Sovereign Government Obligations — 2.7%
850,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	698,433
697,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	573,447
1,350,000	Dominican Republic International Bond, 4.875%, 9/23/32	1,095,841
1,000,000	Egypt Government International Bond, 8.500%, 1/31/47	531,180
705,000	Gabon Government International Bond, 144a, 6.625%, 2/6/31	522,581
1,350,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	570,488
650,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	507,000
900,000	Serbia International Bond, 2.125%, 12/1/30	659,785
200,000	Ukraine Government International Bond, 144a, 7.253%, 3/15/35	51,971
1,020,000	Ukraine Government International Bond, 7.253%, 3/15/35	265,053
	Total Sovereign Government Obligations	$5,475,779
	Agency Collateralized Mortgage Obligations — 0.5%
24,240,460	FRESB Mortgage Trust, Ser 2020-SB78, Class X1, 1.248%, 6/25/40(B)(C)(E)	914,799
Number of Rights
Rights — 0.0%
Energy — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights, 12/6/26*	32,552
Shares		MarketValue
	Preferred Stocks — 0.0%
	Financials — 0.0%
95,203	First Republic Bank, Ser K, 13.930%(A)	$ 19
	Short-Term Investment Funds — 2.9%
5,612,788	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	5,612,788
210,210	Invesco Government & Agency Portfolio, Institutional Class, 5.26%∞Ω**	210,210
	Total Short-Term Investment Funds	$5,822,998
	Total Investment Securities—98.9% (Cost $222,416,215)	$198,073,591
	Other Assets in Excess of Liabilities — 1.1%	2,229,326
	Net Assets — 100.0%	$200,302,917
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2023.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2023 was $203,444.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
ICE – Intercontinental Exchange, Inc.
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOC – State-Owned Company
SOFR30A – Secured Overnight Financing Rate 30 Day Average
STACR – Structured Agency Credit Risk
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $81,524,670 or 40.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$89,936,029	$—	$89,936,029
U.S. Treasury Obligations	—	46,204,008	—	46,204,008
Asset-Backed Securities	—	24,336,915	—	24,336,915
Non-Agency Collateralized Mortgage Obligations	—	9,638,203	—	9,638,203
Common Stocks	5,738,864	527,453	2,062,686	8,329,003
Commercial Mortgage-Backed Securities	—	7,383,286	—	7,383,286
Sovereign Government Obligations	—	5,475,779	—	5,475,779
Agency Collateralized Mortgage Obligations	—	914,799	—	914,799
Rights	—	32,552	—	32,552
Preferred Stocks	19	—	—	19
Short-Term Investment Funds	5,822,998	—	—	5,822,998
Total Assets	$11,561,881	$184,449,024	$2,062,686	$198,073,591
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(29,068)	$—	$(29,068)
Futures
Interest rate contracts	(107,812)	—	—	(107,812)
Total Liabilities	$(107,812)	$(29,068)	$—	$(136,880)
Total	$11,454,069	$184,419,956	$2,062,686	$197,936,711
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks
Beginning balance, March 31, 2023	$1,662,191
Change in unrealized appreciation (depreciation)	400,495
Ending balance, September 30, 2023	$2,062,686
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at September 30, 2023	$400,495
Common Stocks	Fair Value	Valuation Technique	Unobservable Input	Value or range of input	Impact to valuation from an increase to the input
Hi-Crush, Inc.	$2,062,686	Market Approach	Transaction Price	$47,500	N/A

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Futures Contracts
At September 30, 2023, $252,000 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at September 30, 2023:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Long Futures:
2-Year U.S. Treasury Note	12/29/2023	158	$32,028,328	$(107,812)
 Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	6/20/28	$9,345,000	5.000%	ICE	Markit CDX North America High Yield Series 40 5Y Index	$(146,472)	$(117,404)	$(29,068)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2023 (Unaudited)
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US ESG Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Opportunities Fund
Assets
Investments, at cost	$999,877,567	$656,666,637	$82,913,476	$895,423,563	$484,016,097	$1,947,912,250	$222,416,215
Investments, at market value *	$917,132,400	$1,099,057,743	$127,606,874	$1,064,439,970	$538,990,478	$2,238,630,279	$198,073,591
Cash	12,306,268	—	—	—	—	—	—
Cash deposits held at prime broker (A)	7,082,067	—	—	—	—	—	914,930
Foreign currency †	—	—	—	—	29,915	8,860,519	114
Dividends and interest receivable	7,132,415	736,623	60,293	111,199	783,800	1,234,705	2,017,052
Receivable for capital shares sold	1,359,716	1,070,655	9,394	1,708,010	97,749	4,285,788	45,680
Receivable for investments sold	13,349,172	—	568,131	6,941,316	—	17,815,343	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—	19,564
Receivable for securities lending income	37,848	253	42	568	—	21,111	727
Tax reclaim receivable	—	—	—	—	385,352	18,843	—
Other assets	27,995	19,737	13,837	18,842	17,455	26,401	16,690
Total Assets	958,427,881	1,100,885,011	128,258,571	1,073,219,905	540,304,749	2,270,892,989	201,088,348

Liabilities
Due to custodian	—	—	—	—	—	14,068	10,615
Payable for return of collateral for securities on loan	6,734,614	—	—	2,477,989	8,286,407	—	210,210
Deferred foreign capital gains tax	—	—	—	—	—	16,934,799	—
Payable for capital shares redeemed	2,370,765	1,505,864	25,396	1,880,781	269,558	2,503,549	122,931
Payable for investments purchased	14,963,123	—	2,196,573	3,246,487	—	19,849,365	—
Payable to Investment Adviser	409,533	579,677	68,709	615,873	283,552	1,856,579	82,639
Payable to other affiliates	149,962	152,428	21,583	183,380	152,285	260,422	44,699
Payable to Trustees	13,159	13,159	13,159	13,159	13,159	13,159	13,159
Payable for professional services	31,855	35,173	19,018	36,985	29,512	82,084	17,565
Payable for reports to shareholders	1,671	10,058	1,352	37,017	1,679	39,756	3,388
Payable for transfer agent services	311,085	358,123	35,744	505,158	184,469	558,295	106,670
Payable for variation margin on swap agreements	1,097,169	—	—	—	—	—	146,472
Other accrued expenses and liabilities	120,179	6,880	13,756	13,378	13,528	45,375	27,083
Total Liabilities	26,203,115	2,661,362	2,395,290	9,010,207	9,234,149	42,157,451	785,431
Net Assets	$932,224,766	$1,098,223,649	$125,863,281	$1,064,209,698	$531,070,600	$2,228,735,538	$200,302,917
Net assets consist of:
Paid-in capital	1,025,212,653	622,454,897	76,179,490	940,554,693	465,519,683	2,951,873,733	298,828,423
Distributable earnings (deficit)	(92,987,887)	475,768,752	49,683,791	123,655,005	65,550,917	(723,138,195)	(98,525,506)
Net Assets	$932,224,766	$1,098,223,649	$125,863,281	$1,064,209,698	$531,070,600	$2,228,735,538	$200,302,917
*Includes market value of securities on loan of:	$6,550,451	$—	$—	$2,336,951	$8,201,977	$—	$203,444
†Cost of foreign currency:	$—	$—	$—	$—	$30,064	$8,878,580	$126
(A)	Represents segregated cash for futures contracts and swap agreements.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US ESG Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Opportunities Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$115,299,238	$48,077,781	$51,431,219	$215,897,376	$397,971,508	$11,428,704	$128,275,201
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	11,760,130	841,979	1,415,736	7,305,188	18,989,292	880,458	43,822,240
Net asset value price per share*	$9.80	$57.10	$36.33	$29.55	$20.96	$12.98	$2.93
Maximum sales charge - Class A shares	3.25%	5.00%	5.00%	5.00%	5.00%	5.00%	3.25%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$10.13	$60.11	$38.24	$31.11	$22.06	$13.66	$3.03

Pricing of Class C Shares
Net assets applicable to Class C shares	$31,218,524	$12,003,987	$1,047,108	$13,399,323	$2,807,039	$5,804,506	$18,725,477
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,240,062	233,875	29,063	457,587	133,379	460,426	6,369,639
Net asset value and offering price per share**	$9.64	$51.33	$36.03	$29.28	$21.05	$12.61	$2.94

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$748,752,670	$1,015,228,897	$29,343,032	$568,459,510	$107,905,559	$578,746,224	$52,098,098
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	76,095,225	17,473,207	759,339	17,987,078	4,910,652	44,135,084	17,851,468
Net asset value, offering price and redemption price per share	$9.84	$58.10	$38.64	$31.60	$21.97	$13.11	$2.92

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$36,954,334	$22,912,984	$44,041,922	$182,391,870	$22,386,494	$888,200,196	$1,204,141
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,756,730	392,072	1,112,811	5,668,862	1,017,870	67,296,686	413,765
Net asset value, offering price and redemption price per share	$9.84	$58.44	$39.58	$32.17	$21.99	$13.20	$2.91

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$—	$—	$84,061,619	$—	$744,555,908	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	2,604,484	—	56,380,091	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$32.28	$—	$13.21	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Flexible Income Fund and Strategic Income Opportunities Fund. There is no sales load on subscriptions of $500,000 or more for Flexible Income Fund and Strategic Income Opportunities Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Operations For the Six Months Ended September 30, 2023 (Unaudited)
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US ESG Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Opportunities Fund
Investment Income
Dividends*	$4,726,679	$8,559,803	$553,427	$4,758,520	$9,582,582	$23,542,234	$598,086
Interest**	16,640,656	—	—	—	—	—	5,638,884
Income from securities loaned	182,288	38,626	1,319	819	75,530	147,507	3,178
Total Investment Income	21,549,623	8,598,429	554,746	4,759,339	9,658,112	23,689,741	6,240,148
Expenses
Investment advisory fees	2,486,387	3,502,207	498,367	3,941,610	1,794,025	11,456,105	581,081
Administration fees	617,676	771,533	91,759	757,773	381,180	1,582,124	145,937
Compliance fees and expenses	2,009	2,009	2,009	2,009	2,009	2,009	2,009
Custody fees	22,206	7,835	4,969	10,645	28,059	290,883	18,814
Professional fees	30,272	29,508	13,806	29,854	24,655	71,050	18,408
Transfer Agent fees, Class A	44,154	17,864	20,771	115,725	147,512	8,042	64,638
Transfer Agent fees, Class C	10,164	5,273	677	5,579	1,717	5,491	10,429
Transfer Agent fees, Class Y	253,043	340,255	11,558	311,508	39,687	281,440	25,088
Transfer Agent fees, Institutional Class	6,956	2,798	7,335	49,722	762	210,931	20
Transfer Agent fees, Class R6	—	—	—	288	—	766	—
Registration fees, Class A	12,870	9,084	9,996	14,208	15,483	11,524	14,148
Registration fees, Class C	10,115	6,795	6,478	9,217	7,568	8,313	8,914
Registration fees, Class Y	35,230	25,021	11,102	29,123	12,158	28,474	11,890
Registration fees, Institutional Class	9,439	9,217	9,269	16,468	5,762	23,014	2,758
Registration fees, Class R6	—	—	—	10,146	—	11,922	—
Reports to Shareholders, Class A	3,414	2,000	2,077	5,637	5,960	1,649	4,836
Reports to Shareholders, Class C	1,678	1,320	1,057	1,460	1,198	1,438	1,704
Reports to Shareholders, Class Y	13,251	14,114	1,347	37,691	4,379	40,536	3,116
Reports to Shareholders, Institutional Class	1,654	1,204	1,305	13,277	1,083	9,469	1,004
Reports to Shareholders, Class R6	—	—	—	2,766	—	9,455	—
Distribution and shareholder servicing expenses, Class A	138,195	61,177	64,143	285,161	520,195	17,926	167,084
Distribution and shareholder servicing expenses, Class C	156,078	65,126	5,592	68,852	16,622	30,860	108,489
Trustee fees	12,983	12,983	12,983	12,983	12,983	12,983	12,983
Other expenses	40,038	130,057	36,240	132,100	90,983	58,299	47,981
Total Expenses	3,907,812	5,017,380	812,840	5,863,802	3,113,980	14,174,703	1,251,331
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(98,067)	(12,868)	(96,271)	(154,886)	(32,586)	(18,595)	(187,811)
Net Expenses	3,809,745	5,004,512	716,569	5,708,916	3,081,394	14,156,108	1,063,520
Net Investment Income (Loss)	17,739,878	3,593,917	(161,823)	(949,577)	6,576,718	9,533,633	5,176,628
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)(C)	(5,755,111)	15,482,442	6,296,406	47,625,774	14,507,971	(1,283,428)	(6,671,960)
Net realized losses on futures contracts	—	—	—	—	—	—	(1,058,143)
Net realized losses on swap agreements	(2,789,688)	—	—	—	—	—	(112,035)
Net realized losses on foreign currency transactions	—	—	—	—	(105,904)	(119,176)	—
Net change in unrealized appreciation (depreciation) on investments†	454,815	28,410,964	5,165,623	(28,461,125)	(16,215,052)	(47,395,004)	1,426,558
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	—	—	—	(11,300)
Net change in unrealized appreciation (depreciation) on swap agreements	1,266,584	—	—	—	—	—	(121,878)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	—	—	25,076	(32,754)	(3)
Net Realized and Unrealized Gains (Losses) on Investments	(6,823,400)	43,893,406	11,462,029	19,164,649	(1,787,909)	(48,830,362)	(6,548,761)
Change in Net Assets Resulting from Operations	$10,916,478	$47,487,323	$11,300,206	$18,215,072	$4,788,809	$(39,296,729)	$(1,372,133)
*Net of foreign tax withholding of:	$12,444	$53,132	$—	$9,320	$941,231	$1,661,511	$—
**Net of foreign tax withholding of:	$—	$—	$—	$—	$—	$—	$3,260

Statements of Operations (Unaudited) (Continued)
	Touchstone Flexible Income Fund	Touchstone Focused Fund	Touchstone Growth Opportunities Fund	Touchstone Mid Cap Growth Fund	Touchstone Non-US ESG Equity Fund	Touchstone Sands Capital Emerging Markets Growth Fund	Touchstone Strategic Income Opportunities Fund
†Includes increase in deferred foreign capital gains tax of:	$—	$—	$—	$—	$—	$13,072,037	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Includes foreign capital gains taxes paid of $406,988 for the Sands Capital Emerging Markets Growth Fund.
(C)	Net realized gains (losses) on investments includes the realized gains of $8,072,210, $4,161,817, $14,962,215 and $9,354,822 for the Focused Fund, the Growth Opportunities Fund, the Mid Cap Growth Fund and the Non-US ESG Equity Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets
	Touchstone Flexible Income Fund		Touchstone Focused Fund		Touchstone Growth Opportunities Fund
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
From Operations
Net investment income (loss)	$17,739,878	$28,062,891	$3,593,917	$4,415,455	$(161,823)	$(112,728)
Net realized gains (losses) on investments, securities sold short, written options, futures contracts, swap agreements and foreign currency transactions	(8,544,799)	5,176,293	15,482,442	39,975,992	6,296,406	9,372,877
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, swap agreements and foreign currency transactions	1,721,399	(52,863,623)	28,410,964	(123,057,445)	5,165,623	(28,742,333)
Change in Net Assets from Operations	10,916,478	(19,624,439)	47,487,323	(78,665,998)	11,300,206	(19,482,184)

Distributions to Shareholders:
Distributed earnings, Class A	(2,025,415)	(4,717,917)	—	(1,323,048)	—	(1,052,167)
Distributed earnings, Class C	(466,022)	(1,135,312)	—	(479,642)	—	(31,591)
Distributed earnings, Class Y	(14,009,919)	(28,330,515)	—	(29,342,137)	—	(445,615)
Distributed earnings, Institutional Class	(738,205)	(1,678,942)	—	(460,302)	—	(1,065,373)
Distributed earnings, Class R6	—	—	—	—	—	—
Return of capital, Class A	—	—	—	—	—	—
Return of capital, Class C	—	—	—	—	—	—
Return of capital, Class Y	—	—	—	—	—	—
Return of capital, Institutional Class	—	—	—	—	—	—
Total Distributions	(17,239,561)	(35,862,686)	—	(31,605,129)	—	(2,594,746)
Change in Net Assets from Share Transactions(A)	100,252,941	47,371,465	(8,040,633)	(31,834,824)	(11,670,610)	(13,939,394)

Total Increase (Decrease) in Net Assets	93,929,858	(8,115,660)	39,446,690	(142,105,951)	(370,404)	(36,016,324)

Net Assets
Beginning of period	838,294,908	846,410,568	1,058,776,959	1,200,882,910	126,233,685	162,250,009
End of period	$932,224,766	$838,294,908	$1,098,223,649	$1,058,776,959	$125,863,281	$126,233,685
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Mid Cap Growth Fund		Touchstone Non-US ESG Equity Fund		Touchstone Sands Capital Emerging Markets Growth Fund		Touchstone Strategic Income Opportunities Fund
For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023

$(949,577)	$(1,039,331)	$6,576,718	$7,945,884	$9,533,633	$(3,517,560)	$5,176,628	$10,344,277
47,625,774	(58,474,210)	14,402,067	25,328,178	(1,402,604)	(640,430,555)	(7,842,138)	(20,728,122)
(28,461,125)	(116,074,744)	(16,189,976)	(61,542,218)	(47,427,758)	95,810,893	1,293,377	(3,940,789)
18,215,072	(175,588,285)	4,788,809	(28,268,156)	(39,296,729)	(548,137,222)	(1,372,133)	(14,324,634)

—	(6,220,488)	—	(26,255,264)	—	—	(3,009,896)	(6,312,333)
—	(345,866)	—	(213,268)	—	—	(403,332)	(1,030,344)
—	(13,426,881)	—	(6,972,747)	—	—	(1,319,029)	(3,314,078)
—	(4,640,652)	—	(560,443)	—	—	(9,226)	(9,886)
—	(2,316,913)	—	—	—	(81,972)	—	—
—	—	—	—	—	—	—	(270,472)
—	—	—	—	—	—	—	(44,149)
—	—	—	—	—	—	—	(142,003)
—	—	—	—	—	—	—	(424)
—	(26,950,800)	—	(34,001,722)	—	(81,972)	(4,741,483)	(11,123,689)
(59,782,577)	(7,136,305)	(1,515,682)	(38,659,439)	5,876,994	(767,650,282)	(15,619,736)	(79,047,952)

(41,567,505)	(209,675,390)	3,273,127	(100,929,317)	(33,419,735)	(1,315,869,476)	(21,733,352)	(104,496,275)

1,105,777,203	1,315,452,593	527,797,473	628,726,790	2,262,155,273	3,578,024,749	222,036,269	326,532,544
$1,064,209,698	$1,105,777,203	$531,070,600	$527,797,473	$2,228,735,538	$2,262,155,273	$200,302,917	$222,036,269

Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Flexible Income Fund				Touchstone Focused Fund
	For the Six Months Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023		For the Six Months Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	2,159,436	$21,337,146	1,949,261	$19,635,751	74,339	$4,353,167	128,846	$6,894,157
Reinvestment of distributions	164,559	1,624,020	388,079	3,870,207	—	—	21,704	1,109,299
Cost of Shares redeemed	(1,106,928)	(10,939,293)	(2,571,462)	(25,778,622)	(68,656)	(4,001,789)	(192,440)	(10,429,070)
Change from Class A Share Transactions	1,217,067	12,021,873	(234,122)	(2,272,664)	5,683	351,378	(41,890)	(2,425,614)
Class C
Proceeds from Shares issued	506,298	4,920,876	686,751	6,717,462	13,809	735,149	12,087	566,150
Reinvestment of distributions	45,244	438,871	105,930	1,038,338	—	—	10,085	466,230
Cost of Shares redeemed	(419,797)	(4,077,482)	(1,251,828)	(12,380,274)	(41,978)	(2,203,870)	(125,785)	(6,107,575)
Change from Class C Share Transactions	131,745	1,282,265	(459,147)	(4,624,474)	(28,169)	(1,468,721)	(103,613)	(5,075,195)
Class Y
Proceeds from Shares issued	16,974,620	168,429,533	36,287,791	364,040,727	467,065	27,853,481	255,735	13,694,394
Reinvestment of distributions	1,327,491	13,145,794	2,639,690	26,420,909	—	—	545,270	28,289,601
Cost of Shares redeemed	(9,715,775)	(96,351,514)	(33,787,591)	(340,046,806)	(605,811)	(35,807,898)	(1,303,244)	(70,122,989)
Change from Class Y Share Transactions	8,586,336	85,223,813	5,139,890	50,414,830	(138,746)	(7,954,417)	(502,239)	(28,138,994)
Institutional Class
Proceeds from Shares issued	627,993	6,233,409	1,696,154	17,228,989	392,402	23,392,346	1,175,646	63,746,078
Reinvestment of distributions	44,662	442,138	103,315	1,033,361	—	—	8,766	457,231
Cost of Shares redeemed	(499,746)	(4,950,557)	(1,439,864)	(14,408,577)	(378,602)	(22,361,219)	(1,112,049)	(60,398,330)
Change from Institutional Class Share Transactions	172,909	1,724,990	359,605	3,853,773	13,800	1,031,127	72,363	3,804,979
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	10,108,057	$100,252,941	4,806,226	$47,371,465	(147,432)	$(8,040,633)	(575,379)	$(31,834,824)
^	The March 31, 2023 Class C share amounts relating to Proceeds from Shares issued, Reinvestment of distributions, Cost of Shares redeemed, and Change from Class C Share Transactions as well as Change from Share transactions were updated to reflect the effect of a 1 for 0.670946 and 1 for 0.466797 reverse stock split for Class C shares of the Growth Opportunities Fund and the Mid Cap Growth Fund, respectively, on October 14, 2022.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Growth Opportunities Fund^				Touchstone Mid Cap Growth Fund^
For the Six Months Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023		For the Six Months Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

49,189	$1,769,743	49,105	$1,557,953	156,929	$4,734,973	1,149,040	$33,283,073
—	—	33,762	1,012,824	—	—	206,106	5,674,174
(74,541)	(2,651,949)	(220,816)	(6,887,557)	(892,764)	(26,489,938)	(1,999,047)	(57,232,400)
(25,352)	(882,206)	(137,949)	(4,316,780)	(735,835)	(21,754,965)	(643,901)	(18,275,153)

2,363	81,432	8,088	201,498	30,298	892,082	119,268	2,468,397
—	—	1,042	31,195	—	—	12,265	336,791
(17,876)	(602,242)	(32,602)	(269,142)	(45,460)	(1,332,056)	(766,920)	(4,121,217)
(15,513)	(520,810)	(23,472)	(36,449)	(15,162)	(439,974)	(635,387)	(1,316,029)

107,309	4,024,900	295,225	10,151,873	2,131,843	67,998,967	5,400,605	167,527,333
—	—	13,728	436,070	—	—	437,185	12,844,496
(95,562)	(3,701,036)	(192,365)	(6,432,763)	(1,767,134)	(56,625,034)	(6,112,004)	(187,858,638)
11,747	323,864	116,588	4,155,180	364,709	11,373,933	(274,214)	(7,486,809)

283,772	11,269,115	557,663	19,561,366	2,034,381	66,119,520	5,821,988	178,438,935
—	—	32,188	1,046,156	—	—	147,352	4,401,399
(543,035)	(21,860,573)	(974,175)	(34,348,867)	(2,974,893)	(97,090,674)	(5,502,276)	(168,175,053)
(259,263)	(10,591,458)	(384,324)	(13,741,345)	(940,512)	(30,971,154)	467,064	14,665,281

—	—	—	—	331,812	10,714,174	1,424,522	44,665,985
—	—	—	—	—	—	37,637	1,127,220
—	—	—	—	(875,606)	(28,704,591)	(1,300,742)	(40,516,800)
—	—	—	—	(543,794)	(17,990,417)	161,417	5,276,405
(288,381)	$(11,670,610)	(429,157)	$(13,939,394)	(1,870,594)	$(59,782,577)	(925,021)	$(7,136,305)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Non-US ESG Equity Fund^				Touchstone Sands Capital Emerging Markets Growth Fund
	For the Six Months Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023		For the Six Months Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	208,880	$4,521,827	324,540	$6,648,919	149,646	$2,001,716	727,212	$9,594,478
Reinvestment of distributions	—	—	1,274,364	25,088,883	—	—	—	—
Cost of Shares redeemed	(778,957)	(16,792,263)	(1,887,005)	(38,297,224)	(493,707)	(6,656,852)	(760,944)	(9,905,638)
Change from Class A Share Transactions	(570,077)	(12,270,436)	(288,101)	(6,559,422)	(344,061)	(4,655,136)	(33,732)	(311,160)
Class C
Proceeds from Shares issued	867	18,999	11,764	217,496	16,955	221,680	65,982	866,191
Reinvestment of distributions	—	—	10,065	199,178	—	—	—	—
Cost of Shares redeemed	(37,050)	(811,816)	(152,377)	(1,851,951)	(33,557)	(437,309)	(181,352)	(2,307,945)
Change from Class C Share Transactions	(36,183)	(792,817)	(130,548)	(1,435,277)	(16,602)	(215,629)	(115,370)	(1,441,754)
Class Y
Proceeds from Shares issued	443,961	10,009,274	1,077,190	22,970,937	6,685,885	90,484,371	27,441,714	368,247,321
Reinvestment of distributions	—	—	314,912	6,488,402	—	—	—	—
Cost of Shares redeemed	(575,316)	(13,004,570)	(2,818,208)	(59,019,649)	(8,375,196)	(112,373,171)	(57,040,810)	(754,544,913)
Change from Class Y Share Transactions	(131,355)	(2,995,296)	(1,426,106)	(29,560,310)	(1,689,311)	(21,888,800)	(29,599,096)	(386,297,592)
Institutional Class
Proceeds from Shares issued	1,304,142	29,288,391	2,540,392	52,559,863	5,196,939	69,852,258	22,896,832	306,059,299
Reinvestment of distributions	—	—	17,720	366,206	—	—	—	—
Cost of Shares redeemed	(654,386)	(14,745,524)	(2,594,322)	(54,030,499)	(7,262,085)	(97,640,753)	(32,673,214)	(436,893,504)
Change from Institutional Class Share Transactions	649,756	14,542,867	(36,210)	(1,104,430)	(2,065,146)	(27,788,495)	(9,776,382)	(130,834,205)
Class R6
Proceeds from Shares issued	—	—	—	—	10,801,534	145,069,925	21,261,334	288,130,511
Reinvestment of distributions	—	—	—	—	—	—	1,757	21,984
Cost of Shares redeemed	—	—	—	—	(6,275,000)	(84,644,871)	(39,532,909)	(536,918,066)
Change from Class R6 Share Transactions	—	—	—	—	4,526,534	60,425,054	(18,269,818)	(248,765,571)
Change from Share Transactions	(87,859)	$(1,515,682)	(1,880,965)	$(38,659,439)	411,414	$5,876,994	(57,794,398)	$(767,650,282)
^	The March 31, 2023 Class C share amounts relating to Proceeds from Shares issued, Reinvestment of distributions, Cost of Shares redeemed, and Change from Class C Share Transactions as well as Change from Share transactions were updated to reflect the effect of a 1 for 0.801806 reverse stock split for Class C shares of the Non-US ESG Equity Fund on October 14, 2022.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Strategic Income Opportunities Fund
For the Six Months Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023
Shares	Dollars	Shares	Dollars

1,380,916	$4,123,838	2,958,390	$9,038,439
845,464	2,518,513	1,820,338	5,484,016
(4,197,275)	(12,573,018)	(13,275,414)	(40,112,375)
(1,970,895)	(5,930,667)	(8,496,686)	(25,589,920)

25,264	75,914	160,837	495,264
112,549	337,095	297,549	900,381
(1,843,008)	(5,539,564)	(5,189,258)	(15,898,080)
(1,705,195)	(5,126,555)	(4,730,872)	(14,502,435)

638,586	1,902,939	2,194,753	6,670,411
308,314	915,955	800,549	2,409,677
(2,806,797)	(8,385,853)	(15,971,682)	(48,014,829)
(1,859,897)	(5,566,959)	(12,976,380)	(38,934,741)

338,984	1,000,000	13,071	40,000
3,139	9,225	3,431	10,310
(1,641)	(4,780)	(23,909)	(71,166)
340,482	1,004,445	(7,407)	(20,856)

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
(5,195,505)	$(15,619,736)	(26,211,345)	$(79,047,952)

Financial Highlights
Touchstone Flexible Income Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/19	$10.81	$0.39	$(0.01)	$0.38	$(0.38)	$ (0.06)	$(0.44)	$10.75	3.59%	$110,460	1.04%	1.11%	3.50%	171%
03/31/20	10.75	0.34	(0.68)	(0.34)	(0.36)	—	(0.36)	10.05	(3.33)	99,460	1.05	1.14	3.12	136
03/31/21	10.05	0.41	1.16	1.57	(0.41)	(0.10)	(0.51)	11.11	15.72	121,317	1.04	1.09	3.79	103
03/31/22	11.11	0.34	(0.52)	(0.18)	(0.36)	—	(0.36)	10.57	(1.76)	113,880	1.09	1.11	3.05	61
03/31/23	10.57	0.34	(0.60)	(0.26)	(0.32)	(0.12)	(0.44)	9.87	(2.39)	104,050	1.06	1.11	3.39	52
09/30/23(4)	9.87	0.18	(0.07)	0.11	(0.18)	—	(0.18)	9.80	1.23(5)	115,299	1.04(6)	1.08(6)	3.78(6)	20(5)
Class C
03/31/19	$10.67	$0.30	$(0.01)	$0.29	$(0.30)	$ (0.06)	$(0.36)	$10.60	2.77%	$66,926	1.79%	1.86%	2.75%	171%
03/31/20	10.60	0.24	(0.66)	(0.42)	(0.28)	—	(0.28)	9.90	(4.09)	50,767	1.80	1.91	2.37	136
03/31/21	9.90	0.32	1.15	1.47	(0.33)	(0.10)	(0.43)	10.94	14.89	44,389	1.79	1.85	3.04	103
03/31/22	10.94	0.25	(0.51)	(0.26)	(0.28)	—	(0.28)	10.40	(2.52)	37,087	1.84	1.87	2.30	61
03/31/23	10.40	0.26	(0.60)	(0.34)	(0.24)	(0.12)	(0.36)	9.70	(3.16)	30,158	1.81	1.88	2.64	52
09/30/23(4)	9.70	0.15	(0.07)	0.08	(0.14)	—	(0.14)	9.64	0.88(5)	31,219	1.79(6)	1.86(6)	3.03(6)	20(5)
Class Y
03/31/19	$10.85	$0.42	$(0.02)	$0.40	$(0.41)	$ (0.06)	$(0.47)	$10.78	3.75%	$459,861	0.79%	0.84%	3.75%	171%
03/31/20	10.78	0.37	(0.68)	(0.31)	(0.39)	—	(0.39)	10.08	(3.07)	464,910	0.80	0.87	3.37	136
03/31/21	10.08	0.44	1.17	1.61	(0.44)	(0.10)	(0.54)	11.15	16.07	587,810	0.79	0.83	4.04	103
03/31/22	11.15	0.36	(0.53)	(0.17)	(0.38)	—	(0.38)	10.60	(1.61)	661,266	0.84	0.85	3.30	61
03/31/23	10.60	0.36	(0.60)	(0.24)	(0.34)	(0.12)	(0.46)	9.90	(2.14)	668,604	0.81	0.85	3.64	52
09/30/23(4)	9.90	0.19	(0.06)	0.13	(0.19)	—	(0.19)	9.84	1.35(5)	748,753	0.79(6)	0.80(6)	4.03(6)	20(5)
Institutional Class
03/31/19	$10.84	$0.44	$(0.02)	$0.42	$(0.42)	$ (0.06)	$(0.48)	$10.78	3.95%	$59,138	0.69%	0.82%	3.85%	171%
03/31/20	10.78	0.40	(0.70)	(0.30)	(0.40)	—	(0.40)	10.08	(3.02)	25,798	0.70	0.88	3.47	136
03/31/21	10.08	0.45	1.16	1.61	(0.45)	(0.10)	(0.55)	11.14	16.19	36,136	0.69	0.84	4.14	103
03/31/22	11.14	0.37	(0.52)	(0.15)	(0.39)	—	(0.39)	10.60	(1.45)	34,177	0.74	0.84	3.40	61
03/31/23	10.60	0.37	(0.60)	(0.23)	(0.35)	(0.12)	(0.47)	9.90	(2.04)	35,484	0.71	0.83	3.74	52
09/30/23(4)	9.90	0.20	(0.06)	0.14	(0.20)	—	(0.20)	9.84	1.40(5)	36,954	0.69(6)	0.82(6)	4.13(6)	20(5)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for Class A was 1.04%, 1.04% and 1.04%, for Class C was 1.79%, 1.79% and 1.79%, for Class Y was 0.79%, 0.79% and 0.79% and for Institutional Class was 0.69%, 0.69% and 0.69% for the years ended March 31, 2023, 2022 and 2020, respectively.
(3)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short for Class A was 1.09%, 1.06% and 1.13%, for Class C was 1.86%, 1.82% and 1.90%, for Class Y was 0.83%, 0.80% and 0.86% and for Institutional Class was 0.81%, 0.79% and 0.87% for the years ended March 31, 2023, 2022 and 2020, respectively.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Focused Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(4)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/19	$42.93	$0.14	$1.39	$1.53	$(0.01)	$ (1.77)	$(1.78)	$42.68	3.82%	$55,399	1.20%	1.32%	0.32%	12%
03/31/20	42.68	0.14	(3.56)	(3.42)	(0.10)	(2.71)	(2.81)	36.45	(9.14)	27,889	1.20(5)	1.19	0.31	13
03/31/21	36.45	(0.02)	24.92	24.90	—	(2.92)	(2.92)	58.43	69.38	48,419	1.22	1.22	(0.05)	18(6)
03/31/22	58.43	(0.10)	5.72	5.62	(0.03)	(3.64)	(3.67)	60.38	9.38	53,028	1.15	1.15	(0.17)	14(6)
03/31/23	60.38	0.09	(4.14)	(4.05)	—	(1.62)	(1.62)	54.71	(6.52)	45,751	1.17	1.17	0.16	5(6)
09/30/23(7)	54.71	0.11	2.28	2.39	—	—	—	57.10	4.37(8)	48,078	1.16(9)	1.16(9)	0.37(9)	2(6)(8)
Class C
03/31/19	$40.89	$(0.18)	$1.32	$1.14	$—	$ (1.77)	$(1.77)	$40.26	3.03%	$33,875	1.95%	1.95%	(0.43)%	12%
03/31/20	40.26	(0.18)	(3.31)	(3.49)	—	(2.71)	(2.71)	34.06	(9.80)	21,961	1.95	1.98	(0.44)	13
03/31/21	34.06	(0.36)	23.19	22.83	—	(2.92)	(2.92)	53.97	68.10	25,241	1.96	1.96	(0.79)	18(6)
03/31/22	53.97	(0.53)	5.30	4.77	—	(3.64)	(3.64)	55.10	8.58	20,147	1.91	1.91	(0.92)	14(6)
03/31/23	55.10	(0.30)	(3.81)	(4.11)	—	(1.62)	(1.62)	49.37	(7.26)	12,937	1.96	1.96	(0.62)	5(6)
09/30/23(7)	49.37	(0.11)	2.07	1.96	—	—	—	51.33	3.97(8)	12,004	1.95(9)	2.00(9)	(0.42)(9)	2(6)(8)
Class Y
03/31/19	$43.50	$0.27	$1.39	$1.66	$(0.27)	$ (1.77)	$(2.04)	$43.12	4.13%	$879,704	0.91%	0.91%	0.61%	12%
03/31/20	43.12	0.26	(3.58)	(3.32)	(0.27)	(2.71)	(2.98)	36.82	(8.86)	680,934	0.91	0.91	0.60	13
03/31/21	36.82	0.13	25.21	25.34	(0.14)	(2.92)	(3.06)	59.10	69.89	1,058,713	0.91	0.91	0.27	18(6)
03/31/22	59.10	0.08	5.80	5.88	(0.12)	(3.64)	(3.76)	61.22	9.71	1,108,883	0.86	0.86	0.12	14(6)
03/31/23	61.22	0.25	(4.21)	(3.96)	(0.06)	(1.62)	(1.68)	55.58	(6.26)	978,944	0.88	0.88	0.45	5(6)
09/30/23(7)	55.58	0.20	2.32	2.52	—	—	—	58.10	4.53(8)	1,015,229	0.87(9)	0.87(9)	0.67(9)	2(6)(8)
Institutional Class
03/31/19	$43.68	$0.30	$1.39	$1.69	$(0.30)	$ (1.77)	$(2.07)	$43.30	4.20%	$29,382	0.83%	0.92%	0.69%	12%
03/31/20	43.30	0.30	(3.60)	(3.30)	(0.31)	(2.71)	(3.02)	36.98	(8.79)	15,267	0.83	0.92	0.68	13
03/31/21	36.98	0.16	25.33	25.49	(0.17)	(2.92)	(3.09)	59.38	70.00	15,323	0.85	0.94	0.32	18(6)
03/31/22	59.38	0.09	5.84	5.93	(0.13)	(3.64)	(3.77)	61.54	9.75	18,825	0.84	0.88	0.15	14(6)
03/31/23	61.54	0.27	(4.22)	(3.95)	(0.07)	(1.62)	(1.69)	55.90	(6.21)	21,145	0.84	0.91	0.50	5(6)
09/30/23(7)	55.90	0.21	2.33	2.54	—	—	—	58.44	4.54(8)	22,913	0.83(9)	0.93(9)	0.71(9)	2(6)(8)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.16%, 1.14% and 1.20% and for Class C was 1.95%, 1.90% and 1.94%, for Class Y was 0.87%, 0.85% and 0.89% and for Institutional Class was 0.83%, 0.83% and 0.83% for the years ended March 31, 2023, 2022 and 2021, respectively.
(4)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.16%, 1.14% and 1.20% and for Class C was 1.95%, 1.90% and 1.94%, for Class Y was 0.87%, 0.85% and 0.89% and for Institutional Class was 0.90%, 0.87% and 0.92% for the years ended March 31, 2023, 2022 and 2021, respectively.
(5)	Net expenses include amounts recouped by the Adviser.
(6)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(7)	Unaudited.
(8)	Not annualized.
(9)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Growth Opportunities Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/19	$32.79	$(0.05)	$3.10	$3.05	$—	$ (3.13)	$(3.13)	$32.71	10.40%	$42,404	1.24%	1.37%	(0.17)%	94%(4)
03/31/20	32.71	(0.04)	0.99	0.95	—	(5.72)	(5.72)	27.94	0.63	37,150	1.25	1.41	(0.12)	101(4)
03/31/21	27.94	(0.20)	17.44	17.24	—	(4.11)	(4.11)	41.07	62.56	56,877	1.24	1.34	(0.55)	65
03/31/22	41.07	(0.21)(5)	4.97	4.76	—	(7.19)	(7.19)	38.64	10.48	61,006	1.25	1.31	(0.48)	47(4)
03/31/23	38.64	(0.09)(5)	(4.39)	(4.48)	—(6)	(0.69)	(0.69)	33.47	(11.34)	48,229	1.26	1.37	(0.27)	55(4)
09/30/23(7)	33.47	(0.08)(5)	2.94	2.86	—	—	—	36.33	8.55(8)	51,431	1.26(9)	1.37(9)	(0.43)(9)	26(4)(8)
Class C
03/31/19^	$40.37	$(0.73)	$4.05	$3.32	$—	$ (4.67)	$(4.67)	$39.02	9.54%	$3,863	1.99%	2.32%	(0.92)%	94%(4)
03/31/20^	39.02	(0.34)	1.43	1.09	—	(8.53)	(8.53)	31.58	(0.09)	2,724	2.00	2.61	(0.87)	101(4)
03/31/21^	31.58	(1.15)	20.17	19.02	—	(6.13)	(6.13)	44.47	61.29	1,853	1.99	2.70	(1.30)	65
03/31/22^	44.47	(0.57)(5)	5.57	5.00	—	(10.72)	(10.72)	38.75	9.64	1,769	2.00	2.64	(1.23)	47(4)
03/31/23^	38.75	(0.26)(5)	(4.48)	(4.74)	—	(0.69)	(0.69)	33.32	(11.99)	1,485	2.01	2.86	(1.02)	55(4)
09/30/23(7)	33.32	(0.21)(5)	2.92	2.71	—	—	—	36.03	8.13(8)	1,047	2.01(9)	3.46(9)	(1.18)(9)	26(4)(8)
Class Y
03/31/19	$33.69	$0.03	$3.19	$3.22	$—	$ (3.13)	$(3.13)	$33.78	10.67%	$43,703	0.99%	1.08%	0.08%	94%(4)
03/31/20	33.78	0.04	1.01	1.05	—	(5.72)	(5.72)	29.11	0.92	26,610	1.00	1.14	0.13	101(4)
03/31/21	29.11	(0.12)	18.20	18.08	—	(4.11)	(4.11)	43.08	62.93	30,742	0.99	1.13	(0.30)	65
03/31/22	43.08	(0.11)(5)	5.19	5.08	—	(7.19)	(7.19)	40.97	10.75	25,851	1.00	1.10	(0.23)	47(4)
03/31/23	40.97	(0.01)(5)	(4.65)	(4.66)	(0.07)	(0.69)	(0.76)	35.55	(11.13)	26,581	1.01	1.15	(0.02)	55(4)
09/30/23(7)	35.55	(0.03)(5)	3.12	3.09	—	—	—	38.64	8.69(8)	29,343	1.01(9)	1.15(9)	(0.18)(9)	26(4)(8)
Institutional Class
03/31/19	$34.08	$0.09	$3.21	$3.30	$(0.03)	$ (3.13)	$(3.16)	$34.22	10.79%	$71,406	0.89%	1.01%	0.18%	94%(4)
03/31/20	34.22	0.06	1.02	1.08	—	(5.72)	(5.72)	29.58	1.00	96,361	0.90	1.05	0.23	101(4)
03/31/21	29.58	(0.06)	18.49	18.43	—	(4.11)	(4.11)	43.90	63.13	71,461	0.89	1.03	(0.20)	65
03/31/22	43.90	(0.06)(5)	5.27	5.21	—	(7.19)	(7.19)	41.92	10.84	73,624	0.90	1.02	(0.13)	47(4)
03/31/23	41.92	0.03(5)	(4.76)	(4.73)	(0.10)	(0.69)	(0.79)	36.40	(11.02)	49,939	0.91	1.06	0.08	55(4)
09/30/23(7)	36.40	(0.02)(5)	3.20	3.18	—	—	—	39.58	8.74(8)	44,042	0.91(9)	1.06(9)	(0.08)(9)	26(4)(8)
^	Updated to reflect the effect of a 1 for 0.670946 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.24%, 1.24%, 1.24% and 1.24%, for Class C was 1.99%, 1.99%, 1.99% and 1.99%, for Class Y was 0.99%, 0.99%, 0.99% and 0.99% and for Institutional Class was 0.89%, 0.89%, 0.89% and 0.89% for the six months ended September 30, 2023 and the years ended March 31, 2023, 2022 and 2020, respectively.
(3)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.35%, 1.35%, 1.30% and 1.40%, for Class C was 3.44%, 2.84%, 2.63% and 2.60%, for Class Y was 1.13%, 1.13%,1.09% and 1.13% and for Institutional Class was 1.04%, 1.04% 1.01% and 1.04% for the six months ended September 30, 2023 and the years ended March 31, 2023, 2022 and 2020, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	The net investment income (loss) per share was based on average shares outstanding for the period.
(6)	Less than $0.005 per share.
(7)	Unaudited.
(8)	Not annualized.
(9)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/19	$28.05	$(0.09)	$3.36	$3.27	$—	$ (2.06)	$(2.06)	$29.26	12.77%	$262,492	1.27%	1.27%	(0.35)%	71%
03/31/20	29.26	(0.07)	(2.06)	(2.13)	(0.01)	(2.23)	(2.24)	24.89	(8.78)	234,307	1.25	1.25	(0.24)	82
03/31/21	24.89	(0.28)	15.64	15.36	—	(2.54)	(2.54)	37.71	61.98	322,432	1.23	1.23	(0.75)	65(4)
03/31/22	37.71	(0.26)(5)	3.44	3.18	—	(6.37)	(6.37)	34.52	7.43	299,763	1.21	1.21	(0.65)	60(4)
03/31/23	34.52	(0.09)(5)	(4.56)	(4.65)	—	(0.73)	(0.73)	29.14	(13.36)	234,325	1.26	1.26	(0.31)	56(4)
09/30/23(6)	29.14	(0.06)(5)	0.47	0.41	—	—	—	29.55	1.41(7)	215,897	1.26(8)	1.26(8)	(0.39)(8)	31(4)(7)
Class C
03/31/19^	$39.14	$(1.05)	$5.06	$4.01	$—	$ (4.41)	$(4.41)	$38.74	11.91%	$32,831	2.04%	2.04%	(1.12)%	71%
03/31/20^	38.74	(0.69)	(2.08)	(2.77)	—	(4.78)	(4.78)	31.19	(9.55)	20,918	2.07	2.07	(1.06)	82
03/31/21^	31.19	(1.67)	20.46	18.79	—	(5.44)	(5.44)	44.54	60.65	18,939	2.07	2.07	(1.59)	65(4)
03/31/22^	44.54	(0.64)(5)	4.39	3.75	—	(13.65)	(13.65)	34.64	6.53	17,918	2.04	2.04	(1.48)	60(4)
03/31/23^	34.64	(0.20)(5)	(4.71)	(4.91)	—	(0.73)	(0.73)	29.00	(14.07)	13,709	2.10	2.10	(1.15)	56(4)
09/30/23(6)	29.00	(0.19)(5)	0.47	0.28	—	—	—	29.28	0.97(7)	13,399	2.13(8)	2.13(8)	(1.26)(8)	31(4)(7)
Class Y
03/31/19	$29.07	$(0.03)	$3.52	$3.49	$—	$ (2.06)	$(2.06)	$30.50	13.05%	$452,407	1.02%	1.02%	(0.10)%	71%
03/31/20	30.50	(—)(9)	(2.17)	(2.17)	(0.06)	(2.23)	(2.29)	26.04	(8.58)	424,403	1.01	1.01	(—)(9)	82
03/31/21	26.04	(0.18)	16.36	16.18	—	(2.54)	(2.54)	39.68	62.40	641,218	0.99	0.99	(0.52)	65(4)
03/31/22	39.68	(0.18)(5)	3.59	3.41	—	(6.37)	(6.37)	36.72	7.65	657,182	0.99	0.99	(0.43)	60(4)
03/31/23	36.72	(0.02)(5)	(4.84)	(4.86)	—	(0.73)	(0.73)	31.13	(13.15)	548,507	1.03	1.03	(0.07)	56(4)
09/30/23(6)	31.13	(0.03)(5)	0.50	0.47	—	—	—	31.60	1.54(7)	568,460	1.03(8)	1.03(8)	(0.16)(8)	31(4)(7)
Institutional Class
03/31/19	$29.32	$(0.01)	$3.54	$3.53	$—	$ (2.06)	$(2.06)	$30.79	13.10%	$349,865	0.97%(10)	0.97%	(0.06)%	71%
03/31/20	30.79	0.01	(2.18)	(2.17)	(0.07)	(2.23)	(2.30)	26.32	(8.49)	357,769	0.94	0.94	0.06	82
03/31/21	26.32	(0.20)	16.58	16.38	—	(2.54)	(2.54)	40.16	62.50	381,463	0.91	0.92	(0.44)	65(4)
03/31/22	40.16	(0.14)(5)	3.64	3.50	—	(6.37)	(6.37)	37.29	7.79	229,028	0.88	0.91	(0.32)	60(4)
03/31/23	37.29	0.02(5)	(4.92)	(4.90)	—	(0.73)	(0.73)	31.66	(13.03)	209,280	0.88	0.96	0.07	56(4)
09/30/23(6)	31.66	(—)(5)(9)	0.51	0.51	—	—	—	32.17	1.61(7)	182,392	0.88(8)	0.98(8)	(0.01)(8)	31(4)(7)
Class R6
03/31/20(11)	$35.72(12)	$(—)(9)	$(9.40)	$(9.40)	$—	$ —	$—	$26.32	(26.32)%(7)	$2	0.89%(8)	1,279.20%(8)	(0.02)%(8)	82%
03/31/21	26.32	(0.11)	16.51	16.40	—	(2.54)	(2.54)	40.18	62.58	4,603	0.85	1.47	(0.37)	65(4)
03/31/22	40.18	(0.09)(5)	3.63	3.54	—	(6.37)	(6.37)	37.35	7.89	111,561	0.79	0.88	(0.23)	60(4)
03/31/23	37.35	0.05(5)	(4.92)	(4.87)	—	(0.73)	(0.73)	31.75	(12.93)	99,956	0.79	0.91	0.16	56(4)
09/30/23(6)	31.75	0.01(5)	0.52	0.53	—	—	—	32.28	1.67(7)	84,062	0.79(8)	0.92(8)	0.08(8)	31(4)(7)
^	Updated to reflect the effect of a 1 for 0.466797 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A were 1.24%, 1.24%, 1.19% and 1.22%, for Class C were 2.11%, 2.08%, 2.02% and 2.06%, for Class Y were 1.01%, 1.01%, 0.97% and 0.98%, for Institutional Class were 0.86%, 0.86%, 0.86% and 0.90% and for Class R6 were 0.77%, 0.77%, 0.77% and 0.84%, for the six months ended September 30, 2023 and the years ended March 31, 2023, 2022 and 2021, respectively.
(3)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A were 1.24%, 1.24%, 1.19% and 1.22%, for Class C were 2.11%, 2.08%, 2.02% and 2.06%, for Class Y were 1.01%, 1.01%, 0.97% and 0.98%, for Institutional Class were 0.96%, 0.94%, 0.89% and 0.91% and for Class R6 were 0.90%, 0.89%, 0.86% and 1.46% for the six months ended September 30, 2023 and the years ended March 31, 2023, 2022 and 2021, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	The net investment income (loss) per share was based on average shares outstanding for the period.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
(9)	Less than $0.005 per share or 0.005%.
(10)	Net expenses include amounts recouped by the Adviser.
(11)	Represents the period from commencement of operations (February 10, 2020) through March 31, 2020.
(12)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on February 10, 2020.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Non-US ESG Equity Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/19	$22.01	$0.15	$(0.29)	$(0.14)	$(0.17)	$ (1.76)	$(1.93)	$19.94	(0.37)%	$445,608	1.17%	1.17%	0.70%	40%
03/31/20	19.94	0.17(4)	(2.78)	(2.61)	(0.15)	(0.34)	(0.49)	16.84	13.61	347,021	1.17	1.18	0.84	60
03/31/21	16.84	0.14(4)	9.26	9.40	(0.08)	—	(0.08)	26.16	55.86	496,574	1.12	1.12	0.63	62
03/31/22	26.16	0.18	(0.27)	(0.09)	(0.23)	(2.78)	(3.01)	23.06	(0.98)	457,750	1.09	1.09	0.74	32
03/31/23	23.06	0.29	(1.19)	(0.90)	(0.26)	(1.12)	(1.38)	20.78	(3.50)	406,506	1.18	1.18	1.45	110(5)
09/30/23(6)	20.78	0.25(4)	(0.07)	0.18	—	—	—	20.96	0.87(7)	397,972	1.18(8)	1.18(8)	2.32(8)	11(5)(7)
Class C
03/31/19^	$23.30	$(0.07)	$(0.26)	$(0.33)	$—	$ (2.20)	$(2.20)	$20.77	(1.18)%	$14,926	1.99%	2.03%	(0.12)%	40%
03/31/20^	20.77	—(4)(9)	(2.88)	(2.88)	(0.05)	(0.42)	(0.47)	17.42	(14.34)	8,099	1.99	2.14	0.02	60
03/31/21^	17.42	(0.05)(4)	9.56	9.51	—	—	—	26.93	54.55	7,782	1.99	2.14	(0.24)	62
03/31/22^	26.93	(0.04)	(0.25)	(0.29)	(0.05)	(3.47)	(3.52)	23.13	(1.85)	5,565	1.99	2.10	(0.16)	32
03/31/23^	23.13	0.19	(1.25)	(1.06)	—	(1.12)	(1.12)	20.95	(4.26)	3,553	1.99	2.29	0.64	110(5)
09/30/23(6)	20.95	0.17(4)	(0.07)	0.10	—	—	—	21.05	0.48(7)	2,807	1.96(8)	2.48(8)	1.54(8)	11(5)(7)
Class Y
03/31/19	$22.75	$0.21	$(0.31)	$(0.10)	$(0.23)	$ (1.76)	$(1.99)	$20.66	(0.09)%	$207,080	0.90%	0.93%	0.97%	40%
03/31/20	20.66	0.24(4)	(2.88)	(2.64)	(0.20)	(0.34)	(0.54)	17.48	(13.37)	136,239	0.90	0.94	1.11	60
03/31/21	17.48	0.20(4)	9.62	9.82	(0.14)	—	(0.14)	27.16	56.22	182,806	0.90	0.93	0.85	62
03/31/22	27.16	0.25	(0.28)	(0.03)	(0.28)	(2.78)	(3.06)	24.07	(0.74)	155,664	0.90	0.90	0.93	32
03/31/23	24.07	0.42	(1.31)	(0.89)	(0.30)	(1.12)	(1.42)	21.76	(3.27)	109,722	0.92	0.95	1.71	110(5)
09/30/23(6)	21.76	0.29(4)	(0.08)	0.21	—	—	—	21.97	0.97(7)	107,906	0.91(8)	0.95(8)	2.59(8)	11(5)(7)
Institutional Class
03/31/19	$22.77	$0.22	$(0.32)	$(0.10)	$(0.23)	$ (1.76)	$(1.99)	$20.68	(0.10)%	$44,382	0.89%	0.93%	0.98%	40%
03/31/20	20.68	0.24(4)	(2.88)	(2.64)	(0.20)	(0.34)	(0.54)	17.50	(13.35)	21,739	0.89	0.95	1.12	60
03/31/21	17.50	0.19(4)	9.64	9.83	(0.13)	—	(0.13)	27.20	56.21	13,271	0.89	0.97	0.86	62
03/31/22	27.20	0.29	(0.32)	(0.03)	(0.28)	(2.78)	(3.06)	24.11	(0.74)	9,747	0.89	0.94	0.94	32
03/31/23	24.11	0.24	(1.14)	(0.90)	(0.31)	(1.12)	(1.43)	21.78	(3.31)	8,018	0.91	1.01	1.72	110(5)
09/30/23(6)	21.78	0.29(4)	(0.08)	0.21	—	—	—	21.99	0.97(7)	22,386	0.90(8)	0.93(8)	2.60(8)	11(5)(7)
^	Updated to reflect the effect of a 1 for 0.801806 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net expenses to average net assets excluding liquidity provider expenses for Class A was 1.17% and 1.16%, for Class C was 1.95% and 1.97%, for Class Y was 0.90% and 0.90% and for Institutional Class was 0.89% and 0.89% for the six months ended September 30, 2023 and the year ended March 31, 2023.
(3)	The ratio of gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.17% and 1.16%, for Class C was 2.47% and 2.27%, for Class Y was 0.94% and 0.93% and for Institutional Class was 0.92% and 0.99% for the six months ended September 30, 2023 and the year ended March 31, 2023.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
(9)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Emerging Markets Growth Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/19(2)	$11.21(3)	$(0.01)	$1.95	$1.94	$—	$—	$13.15	17.31%(4)	$1,349	1.60%(5)	4.89%(5)	(0.94)%(5)	31%
03/31/20	13.15	0.05(6)	(1.77)	(1.72)	(0.07)	(0.07)	11.36	(13.19)	2,897	1.60	2.62	0.35	20
03/31/21	11.36	(0.13)	10.02	9.89	—	—	21.25	87.06	20,369	1.60	1.77	(1.22)	27
03/31/22	21.25	(0.21)	(5.07)	(5.28)	(0.32)	(0.32)	15.65	(25.16)	19,694	1.60	1.60	(1.03)	28(7)
03/31/23	15.65	(0.07)(6)	(2.35)	(2.42)	—	—	13.23	(15.35)	16,203	1.60	1.65	(0.50)	30(7)
09/30/23(8)	13.23	0.03(6)	(0.28)	(0.25)	—	—	12.98	(1.96)(4)	11,429	1.60(5)	1.72(5)	0.47(5)	7(4)
Class C
03/31/19(2)	$11.21(3)	$(0.04)	$1.94	$1.90	$—	$—	$13.11	16.95%(4)	$59	2.35%(5)	57.88%(5)	(1.69)%(5)	31%
03/31/20	13.11	(0.05)(6)	(1.75)	(1.80)	(0.05)	(0.05)	11.26	(13.81)	1,135	2.35	5.24	(0.40)	20
03/31/21	11.26	(0.14)	9.79	9.65	—	—	20.91	85.70	9,637	2.35	2.82	(1.97)	27
03/31/22	20.91	(0.35)	(4.99)	(5.34)	(0.20)	(0.20)	15.37	(25.69)	9,107	2.35	2.46	(1.78)	28(7)
03/31/23	15.37	(0.16)(6)	(2.31)	(2.47)	—	—	12.90	(16.07)	6,154	2.35	2.56	(1.25)	30(7)
09/30/23(8)	12.90	(0.02)(6)	(0.27)	(0.29)	—	—	12.61	(2.25)(4)	5,805	2.35(5)	2.67(5)	(0.28)(5)	7(4)
Class Y
03/31/19	$13.56	$(0.03)	$(0.37)	$(0.40)	$—	$—	$13.16	(3.02)%	$318,093	1.35%(9)	1.35%	(0.45)%	31%
03/31/20	13.16	0.08(6)	(1.77)	(1.69)	(0.09)	(0.09)	11.38	(12.96)	423,992	1.33(9)	1.31	0.62	20
03/31/21	11.38	(0.11)	10.09	9.98	—	—	21.36	87.71	1,460,473	1.26	1.26	(0.88)	27
03/31/22	21.36	(0.17)	(5.08)	(5.25)	(0.37)	(0.37)	15.74	(24.89)	1,186,957	1.29	1.29	(0.71)	28(7)
03/31/23	15.74	(0.03)(6)	(2.36)	(2.39)	—	—	13.35	(15.13)	611,637	1.29	1.29	(0.19)	30(7)
09/30/23(8)	13.35	0.05(6)	(0.29)	(0.24)	—	—	13.11	(1.80)(4)	578,746	1.29(5)	1.29(5)	0.78(5)	7(4)
Institutional Class
03/31/19	$13.61	$(0.03)	$(0.37)	$(0.40)	$—	$—	$13.21	(2.94)%	$524,670	1.25%	1.27%	(0.35)%	31%
03/31/20	13.21	0.09(6)	(1.77)	(1.68)	(0.10)	(0.10)	11.43	(12.87)	883,508	1.25(9)	1.24	0.70	20
03/31/21	11.43	(0.11)	10.15	10.04	—	—	21.47	87.79	2,867,373	1.21(9)	1.20	(0.83)	27
03/31/22	21.47	(0.29)	(4.97)	(5.26)	(0.38)	(0.38)	15.83	(24.81)	1,252,461	1.20	1.20	(0.62)	28(7)
03/31/23	15.83	(0.02)(6)	(2.38)	(2.40)	—	—	13.43	(15.11)	931,523	1.23	1.23	(0.13)	30(7)
09/30/23(8)	13.43	0.06(6)	(0.29)	(0.23)	—	—	13.20	(1.71)(4)	888,200	1.23(5)	1.23(5)	0.84(5)	7(4)
Class R6
03/31/22(10)	$22.37	$0.15	$(6.31)	$(6.16)	$(0.38)	$(0.38)	$15.83	(27.85)%(4)	$1,109,805	1.17%(5)	1.17%(5)	(0.59)%(5)	28%(7)
03/31/23	15.83	(0.01)(6)	(2.39)	(2.40)	—(11)	—(11)	13.43	(15.03)	696,638	1.18	1.18	(0.08)	30(7)
09/30/23(8)	13.43	0.06(6)	(0.28)	(0.22)	—	—	13.21	(1.71)(4)	744,556	1.18(5)	1.18(5)	0.89(5)	7(4)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Represents the period from commencement of operations (November 16, 2018) through March 31, 2019.
(3)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on November 16, 2018.
(4)	Not annualized.
(5)	Annualized.
(6)	The net investment income (loss) per share was based on average shares outstanding for the period.
(7)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(8)	Unaudited.
(9)	Net expenses include amounts recouped by the Adviser.
(10)	Represents the period from commencement of operations (April 26, 2021) through March 31, 2022.
(11)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Strategic Income Opportunities Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Return of capital	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
03/31/19	$3.38	$0.13	$(0.04)	$0.09	$(0.16)	$—	$(0.16)	$3.31	2.86%	$153,979	1.14%	1.37%	3.89%	123%
03/31/20	3.31	0.11	(0.15)	(0.04)	(0.12)	—	(0.12)	3.15	(1.37)	143,815	1.10	1.37	3.14	85
03/31/21	3.15	0.10	0.33	0.43	(0.11)	—	(0.11)	3.47	13.87	173,600	1.10	1.37	2.91	111
03/31/22	3.47	0.08	(0.19)	(0.11)	(0.09)	—	(0.09)	3.27	(3.22)	177,574	1.03	1.14	2.38	155(3)
03/31/23	3.27	0.12	(0.24)	(0.12)	(0.12)	(0.01)	(0.13)	3.02	(3.44)	138,096	1.00	1.12	4.01	78
09/30/23(4)	3.02	0.07	(0.09)	(0.02)	(0.07)	—	(0.07)	2.93	(0.75)(5)	128,275	1.00(6)	1.16(6)	4.91(6)	63(5)
Class C
03/31/19	$3.39	$0.11	$(0.04)	$0.07	$(0.14)	$—	$(0.14)	$3.32	2.18%	$52,782	1.81%	2.04%	3.22%	123%
03/31/20	3.32	0.08	(0.14)	(0.06)	(0.10)	—	(0.10)	3.16	(2.04)	49,730	1.78	2.05	2.47	85
03/31/21	3.16	0.08	0.33	0.41	(0.09)	—	(0.09)	3.48	13.11	39,402	1.78	2.05	2.26	111
03/31/22	3.48	0.06	(0.20)	(0.14)	(0.06)	—	(0.06)	3.28	(4.03)	42,046	1.74	1.88	1.62	155(3)
03/31/23	3.28	0.10	(0.24)	(0.14)	(0.11)	—(7)	(0.11)	3.03	(4.12)	24,451	1.71	1.90	3.30	78
09/30/23(4)	3.03	0.06	(0.09)	(0.03)	(0.06)	—	(0.06)	2.94	(1.11)(5)	18,725	1.71(6)	1.98(6)	4.20(6)	63(5)
Class Y
03/31/19	$3.37	$0.14	$(0.03)	$0.11	$(0.17)	$—	$(0.17)	$3.31	3.38%	$52,676	0.94%	1.17%	4.06%	123%
03/31/20	3.31	0.11	(0.14)	(0.03)	(0.13)	—	(0.13)	3.15	(1.16)	89,806	0.91	1.18	3.28	85
03/31/21	3.15	0.10	0.33	0.43	(0.12)	—	(0.12)	3.46	13.77	140,047	0.90	1.17	3.08	111
03/31/22(8)	3.46	0.09	(0.19)	(0.10)	(0.10)	—	(0.10)	3.26	(2.97)	106,650	0.79	0.91	2.62	155(3)
03/31/23	3.26	0.13	(0.24)	(0.11)	(0.13)	(0.01)	(0.14)	3.01	(3.19)	59,269	0.75	0.87	4.26	78
09/30/23(4)	3.01	0.08	(0.10)	(0.02)	(0.07)	—	(0.07)	2.92	(0.63)(5)	52,098	0.75(6)	0.93(6)	5.16(6)	63(5)
Institutional Class
03/31/22(9)	$3.50	$0.06	$(0.23)	$(0.17)	$(0.07)	$—	$(0.07)	$3.26	(4.94)%(5)	$263	0.65%(6)	3.91%(6)	2.56%(6)	155%(3)
03/31/23	3.26	0.13	(0.24)	(0.11)	(0.14)	(0.01)	(0.15)	3.00	(3.35)	220	0.65	3.89	4.36	78
09/30/23(4)	3.00	0.08	(0.10)	(0.02)	(0.07)	—	(0.07)	2.91	(0.59)(5)	1,204	0.65(6)	2.94(6)	5.26(6)	63(5)
(1)	The net investment income per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	Portfolio turnover excludes the purchases and sales of securities of the AIG Flexible Credit Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
(7)	Less than $0.005 per share.
(8)	Effective July 16, 2021, Class W shares of the AIG Strategic Bond Fund were reorganized into Class Y shares of the Fund.
(9)	Represents the period from commencement of operations (July 19, 2021) through March 31, 2022 for Institutional Class.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
September 30, 2023 (Unaudited)
1. Organization
The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of eighteen funds, including the following seven funds (individually, a "Fund", and collectively, the “Funds”):
Touchstone Flexible Income Fund ("Flexible Income Fund”)
Touchstone Focused Fund ("Focused Fund”)
Touchstone Growth Opportunities Fund ("Growth Opportunities Fund”)
Touchstone Mid Cap Growth Fund ("Mid Cap Growth Fund”)
Touchstone Non-US ESG Equity Fund ("Non-US ESG Equity Fund”)
Touchstone Sands Capital Emerging Markets Growth Fund ("Sands Capital Emerging Markets Growth Fund”)
Touchstone Strategic Income Opportunities Fund ("Strategic Income Opportunities Fund”)
Each Fund is diversified, with the exception of the Focused Fund, the Growth Opportunities Fund and the Sands Capital Emerging Markets Growth Fund, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class Y	Institutional Class	Class R6
Flexible Income Fund	X	X	X	X
Focused Fund	X	X	X	X
Growth Opportunities Fund	X	X	X	X
Mid Cap Growth Fund	X	X	X	X	X
Non-US ESG Equity Fund	X	X	X	X
Sands Capital Emerging Markets Growth Fund	X	X	X	X	X
Strategic Income Opportunities Fund	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2023, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, credit quality and/or sector allocation. The Strategic Income Opportunities Fund held Level 3 categorized securities during the six months ended September 30, 2023. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Notes to Financial Statements (Unaudited) (Continued)
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Flexible Income Fund and Strategic Income Opportunities Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest.

Notes to Financial Statements (Unaudited) (Continued)
Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Securities sold short —The Flexible Income Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.
As of September 30, 2023, the Flexible Income Fund did not hold any securities sold short.
Options — The Flexible Income Fund and Strategic Income Opportunities Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited.
As of September 30, 2023, the Flexible Income Fund and Strategic Income Opportunities Fund did not hold any options.
Futures Contracts — The Flexible Income Fund and the Strategic Income Opportunities Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of September 30, 2023, the Flexible Income Fund did not hold any futures contracts and the Strategic Income Opportunities Fund had futures contracts as shown on the Portfolio of Investments.
Swap Contracts — The Flexible Income Fund and Strategic Income Opportunities Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional

Notes to Financial Statements (Unaudited) (Continued)
amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the "Derivatives Rule").
As of September 30, 2023, the Flexible Income Fund and Strategic Income Opportunities Fund held swap agreements as shown on the Portfolio of Investments.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Notes to Financial Statements (Unaudited) (Continued)
Derivative instruments and hedging activities — The Flexible Income Fund and Strategic Income Opportunities Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of September 30, 2023, the Funds did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the fair value of the Funds' derivative financial instruments by primary risk exposure as of September 30, 2023:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Flexible Income Fund	Swap Agreements - Credit Contracts*	$623,915	$—
Strategic Income Opportunities Fund	Swap Agreements - Credit Contracts*	—	29,068
	Futures Contracts - Interest Rate Contracts**	—	107,812
*	Statements of Assets and Liabilities Location: Payable for variation margin on swap agreements. Variation margin reported in the Portfolio of Investments and other tables in the Notes to the Financial Statements is the cumulative unrealized appreciation (depreciation).
**	Statements of Assets and Liabilities Location: Receivable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (Continued)
The following table sets forth the effect of the Funds' derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended September 30, 2023:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Flexible Income Fund	Purchased Options - Equity Contracts*	$(967,634)	$—
	Swap Agreements - Credit Contracts**	(2,789,688)	1,266,584
Strategic Income Opportunities Fund	Futures - Interest Rate Contracts***	(1,058,143)	(11,300)
	Swap Agreements - Credit Contracts**	(112,035)	(121,878)
*	Statements of Operations Location: Net realized gains (losses) on investments.
**	Statements of Operations Location: Net realized losses on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
***	Statements of Operations Location: Net realized losses on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
For the six months ended September 30, 2023, the average quarterly balances of outstanding derivative financial instruments for the Funds were as follows:
	Flexible Income Fund	Strategic Income Opportunities Fund
Equity Contracts:
Purchased Options - Cost	$—*	$—
Written Options - Premiums received	—*	—
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	69,600,000	9,345,000
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	—	39,293,073
Futures Contracts (short) - Notional Value	—	3,472,698
*	The balance at each quarter end was zero.
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of September 30, 2023, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Flexible Income Fund	Corporate Bonds	$6,137,969	$6,313,802	$175,833
	Investment Funds	222,746	227,888	5,142
	Preferred Stocks	189,736	192,924	3,188
Total Flexible Income Fund		6,550,451	6,734,614	184,163
Mid Cap Growth Fund	Common Stocks	2,336,951	2,477,989	141,038
Non-US ESG Equity Fund	Common Stocks	8,201,977	8,286,407	84,430
Strategic Income Opportunities Fund	Corporate Bonds	203,444	210,210	6,766
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Notes to Financial Statements (Unaudited) (Continued)
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all funds except the Flexible Income Fund and the Strategic Income Opportunities Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Flexible Income Fund and the Strategic Income Opportunities Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Class C, Class Y, Institutional Class and Class R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except for the Flexible Income Fund and the Strategic Income Opportunities Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Flexible Income Fund and the Strategic Income Opportunities Fund declare and distribute net investment income, if any, monthly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone ETF Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (Unaudited) (Continued)
LIBOR Transition — Many debt securities, derivatives and other financial instruments in which the Funds may invest, as well as any borrowings made by the Funds from banks or from other lenders, utilized the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark index for interest rate calculations. LIBOR was a measure of the average interest rate at which major global banks can borrow from one another. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities on June 30, 2023. In addition, the U.K. Financial Conduct Authority has required the ICE Benchmark Administration Limited to continue publishing a subset of U.S. dollar LIBOR settings on a "synthetic" basis through March 2024 for the three-month sterling LIBOR setting and September 2024 for the one-, three- and six-month sterling LIBOR settings. All other market participants adopted alternative rates such as Secured Overnight Financing Rate (“SOFR”) or otherwise amended such financial instruments to include fallback provisions and other measures that contemplated the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and required changes to the applicable spreads. The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund’s performance.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2023:
	Flexible Income Fund	Focused Fund*	Growth Opportunities Fund*	Mid Cap Growth Fund*	Non-US ESG Equity Fund*	Sands Capital Emerging Markets Growth Fund	Strategic Income Opportunities Fund
Purchases of investment securities	$205,311,858	$20,919,972	$33,018,285	$334,640,896	$81,130,289	$162,141,703	$16,494,781
Proceeds from sales and maturities	$83,617,089	$20,006,017	$34,351,871	$342,275,204	$61,221,846	$161,083,463	$51,646,872
*	The Focused Fund, the Growth Opportunities Fund, the Mid Cap Growth Fund and the Non-US ESG Equity Fund had redemption-in-kinds out of the Fund of $13,989,006, $8,506,666, $47,991,367 and $10,408,602, respectively, which are excluded from the proceeds from sales and maturities.
For the six months ended September 30, 2023, purchases and proceeds from sales and maturities in U.S. Government Securities were $36,012,207 and $28,487,456, respectively, for the Flexible Income Fund and $112,590,410 and $97,289,129, respectively, for the Strategic Income Opportunities Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the six months ended September 30, 2023.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. ("Western & Southern").
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $90,881 for the Funds’ Board for the six months ended September 30, 2023.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Flexible Income Fund	0.60% on the first $500 million 0.50% on such assets in excess of $500 million

Notes to Financial Statements (Unaudited) (Continued)
Focused Fund	0.70% on the first $100 million 0.65% on the next $400 million 0.60% on such assets in excess of $500 million
Growth Opportunities Fund	0.75% on the first $500 million 0.70% on the next $500 million 0.65% on such assets in excess of $1 billion
Mid Cap Growth Fund	0.75% on the first $500 million 0.70% on the next $500 million 0.65% on the next $200 million 0.60% on such assets in excess of $1.2 billion
Non-US ESG Equity Fund	0.65% on the first $1 billion 0.60% on such assets in excess of $1 billion
Sands Capital Emerging Markets Growth Fund	1.00% on all assets
Strategic Income Opportunities Fund	0.55% on the first $250 million 0.50% on the next $250 million 0.45% on such assets in excess $500 million
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Bramshill Investments, LLC	Sands Capital Management, LLC
Flexible Income Fund	Sands Capital Emerging Markets Growth Fund
Fort Washington Investment Advisors, Inc.*	Westfield Capital Management Company, L.P.
Focused Fund	Growth Opportunities Fund
Strategic Income Opportunities Fund	Mid Cap Growth Fund
Rockefeller & Co., LLC
Non-US ESG Equity Fund
*	Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Flexible Income Fund	1.04%	1.79%	0.79%	0.69%	—	July 29, 2024
Focused Fund	1.20%	1.95%	0.95%	0.83%	—	July 29, 2024
Growth Opportunities Fund	1.24%	1.99%	0.99%	0.89%	—	July 29, 2024
Mid Cap Growth Fund	1.39%	2.14%	1.14%	0.86%	0.77%	July 29, 2024
Non-US ESG Equity Fund	1.17%	1.95%	0.90%	0.89%	—	July 29, 2024
Sands Capital Emerging Markets Growth Fund	1.60%	2.35%	1.35%	1.25%	1.19%	July 29, 2024
Strategic Income Opportunities Fund	1.00%	1.71%	0.75%	0.65%	—	July 29, 2024
The Expense Limitation Agreement can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.
During the six months ended September 30, 2023, the Adviser or its affiliates waived or reimbursed investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Flexible Income Fund	$—	$5,097	$92,970	$98,067
Focused Fund	—	—	12,868	12,868

Notes to Financial Statements (Unaudited) (Continued)
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Growth Opportunities Fund	$—	$20,780	$75,491	$96,271
Mid Cap Growth Fund	—	62,220	92,666	154,886
Non-US ESG Equity Fund	—	—	32,586	32,586
Sands Capital Emerging Markets Growth Fund	—	—	18,595	18,595
Strategic Income Opportunities Fund	—	9,157	178,654	187,811
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of September 30, 2023, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before March 31, 2024	Expires on or before March 31, 2025	Expires on or before March 31, 2026	Expires on or before March 31, 2027	Total
Flexible Income Fund	$110,047	$140,862	$286,441	$66,827	$604,177
Focused Fund	5,416	10,171	11,518	9,687	36,792
Growth Opportunities Fund	71,996	122,533	114,846	62,498	371,873
Mid Cap Growth Fund	35,097	155,930	293,346	154,886	639,259
Non-US ESG Equity Fund	11,450	12,644	45,205	23,965	93,264
Sands Capital Emerging Markets Growth Fund	—	—	—	—	—
Strategic Income Opportunities Fund	—	62,969	101,355	53,265	217,589
The Adviser did not recoup any amounts it previously waived or reimbursed during the six months ended September 30, 2023.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. ("Transfer Agent"), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are

Notes to Financial Statements (Unaudited) (Continued)
held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).
DISTRIBUTION AGREEMENT
The Distributor is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Distribution Agreement between the  Trust and the Distributor, the Distributor earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Distributor and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Distributor and its affiliate during the six months ended September 30, 2023:
Fund	Amount
Flexible Income Fund	$ 1,742
Focused Fund	1,867
Growth Opportunities Fund	1,919
Mid Cap Growth Fund	9,860
Non-US ESG Equity Fund	3,109
Sands Capital Emerging Markets Growth Fund	943
Strategic Income Opportunities Fund	701
In addition, the Distributor collected CDSC on the redemption of Class A shares and Class C shares of the Funds listed below during the six months ended September 30, 2023:
Fund	Class A	Class C
Flexible Income Fund	$ —	$ 22
Growth Opportunities Fund	—	10
Non-US ESG Equity Fund	—	25
Strategic Income Opportunities Fund	41	111
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended September 30, 2023, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

Notes to Financial Statements (Unaudited) (Continued)
During the six months ended September 30, 2023, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Focused Fund	242,722	$ 13,989,006
Growth Opportunities Fund	247,981	8,506,666
Mid Cap Growth Fund	1,684,944	47,991,367
Non-US ESG Equity Fund	551,856	10,408,602
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended September 30, 2023, the following Fund participated as a borrower in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense*
Mid Cap Growth Fund	$ 12,741	5.66%	$ 362
*	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended March 31, 2023 and March 31, 2022 are as follows:
	Flexible Income Fund		Focused Fund		Growth Opportunities Fund
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2022
From ordinary income	$34,918,465	$29,223,650	$1,277,618	$8,186,308	$1,038,217	$10,829,312
From long-term capital gains	944,221	—	30,327,511	63,791,908	1,556,529	15,315,202
Total distributions	$35,862,686	$29,223,650	$31,605,129	$71,978,216	$2,594,746	$26,144,514
	Mid Cap Growth Fund		Non-US ESG Equity Fund		Sands Capital Emerging Markets Growth Fund
	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2022
From ordinary income	$7,444,034	$63,548,224	$6,761,704	$13,578,798	$81,972	$83,985,024
From long-term capital gains	19,506,766	143,676,973	27,240,018	62,529,954	—	—
Total distributions	$26,950,800	$207,225,197	$34,001,722	$76,108,752	$81,972	$83,985,024

Notes to Financial Statements (Unaudited) (Continued)
	Strategic Income Opportunities Fund
	Year Ended March 31, 2023	Year Ended March 31, 2022
From ordinary income	$10,666,641	$9,958,956
From return of capital	457,048	—
Total distributions	$11,123,689	$9,958,956
The following information is computed on a tax basis for each item as of March 31, 2023:
	Flexible Income Fund	Focused Fund	Growth Opportunities Fund
Tax cost of portfolio investments	$945,545,571	$645,304,725	$89,094,751
Gross unrealized appreciation on investments	1,323,233	446,236,965	42,588,908
Gross unrealized depreciation on investments	(85,319,267)	(32,256,823)	(3,572,223)
Net unrealized appreciation (depreciation) on investments	(83,996,034)	413,980,142	39,016,685
Gross unrealized depreciation on derivatives and foreign currency transactions	(1)	(1)	—
Net unrealized appreciation (depreciation) on derivatives and foreign currency transactions	(1)	(1)	—
Qualified late year losses	(4,027,992)	—	(633,100)
Undistributed ordinary income	1,564,068	4,415,446	—
Undistributed capital gains	—	9,885,842	—
Other temporary differences	(204,845)	—	—
Accumulated earnings (deficit)	$(86,664,804)	$428,281,429	$38,383,585
	Mid Cap Growth Fund	Non-US ESG Equity Fund	Sands Capital Emerging Markets Growth Fund	Strategic Income Opportunities Fund
Tax cost of portfolio investments	$927,437,977	$487,173,421	$2,022,016,595	$245,655,368
Gross unrealized appreciation on investments	247,883,501	85,735,347	536,406,219	4,428,719
Gross unrealized depreciation on investments	(56,520,843)	(18,026,322)	(283,056,189)	(29,928,659)
Net unrealized appreciation (depreciation) on investments	191,362,658	67,709,025	253,350,030	(25,499,940)
Gross unrealized appreciation on foreign currency transactions	—	—	20,375	—
Gross unrealized depreciation on derivatives, foreign currency transactions and deferred foreign capital gains tax	—	(17,492)	(3,862,762)	(9)
Net unrealized appreciation (depreciation) on derivatives, foreign currency transactions and deferred foreign capital gains tax	—	(17,492)	(3,842,387)	(9)
Capital loss carryforwards	(85,568,308)	—	(915,847,471)	(66,375,824)
Qualified late year losses	(354,417)	(9,234,255)	(17,501,638)	—
Undistributed ordinary income	—	2,304,830	—	—
Other temporary differences	—	—	—	(536,117)
Accumulated earnings (deficit)	$105,439,933	$60,762,108	$(683,841,466)	$(92,411,890)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, trust preferred securities, callable bonds, taxable interest on defaulted securities, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP and investments in passive foreign investment company (“PFIC”) adjustments.
As of March 31, 2023, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Mid Cap Growth Fund	$ 85,568,308	$ —	$ 85,568,308
Sands Capital Emerging Markets Growth Fund	468,193,078	447,654,393	915,847,471

Notes to Financial Statements (Unaudited) (Continued)
Fund	No Expiration Short Term	No Expiration Long Term	Total
Strategic Income Opportunities Fund*	$6,475,725	$59,900,099	$66,375,824
*	Future utilization may be limited under current tax laws.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of September 30, 2023, the Funds had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(A)	Gross Unrealized Depreciation on Other(A)	Net Unrealized Appreciation (Depreciation)
Flexible Income Fund	$999,877,567	$2,432,209	$(85,177,376)	$623,915	$—	$(82,121,252)
Focused Fund	656,666,637	482,970,053	(40,578,947)	—	—	442,391,106
Growth Opportunities Fund	82,913,476	47,208,455	(2,515,057)	—	—	44,693,398
Mid Cap Growth Fund	895,423,563	218,305,251	(49,288,844)	—	—	169,016,407
Non-US ESG Equity Fund	484,016,097	65,750,603	(10,776,222)	7,734	(149)	54,981,966
Sands Capital Emerging Markets Growth Fund	1,947,912,250	490,555,972	(199,837,943)	13,401	(25,408)	290,706,022
Strategic Income Opportunities Fund	222,416,215	3,190,166	(27,532,790)	—	(136,892)	(24,479,516)
(A)	Other includes Derivatives and Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.

Notes to Financial Statements (Unaudited) (Continued)
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cyber Security - With the increased use of technologies, such as mobile devices and "cloud"-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to cyber security risks that could result in losses to a Fund and its shareholders. Cyber security breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A cyber security breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cyber security incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – The price of debt securities is generally linked to the prevailing  market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. An increase in interest rates could negatively impact a Fund’s NAV. Recent and potential future changes in government monetary policy may affect  interest rates. Over the past several years, the U.S. Federal Reserve has maintained the level of interest rates at or near historic lows. However, more recently, interest rates have begun to increase as a result of action that has been taken by the U.S. Federal Reserve, which has raised, and may continue to raise, interest rates. Such increases which could expose fixed-income and related markets to heightened volatility and could cause the value of a Fund's investments, and the Fund's NAV, to decline, potentially suddenly and significantly, which may negatively impact the Fund's performance.
Risks Associated with Leverage – The use of leverage (borrowing money to purchase properties or securities) will cause the Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Schedule of Shareholder Expenses
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2023 through September 30, 2023).
Actual Expenses
The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended September 30, 2023” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Net Expense Ratio Annualized September 30, 2023	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During the Six Months Ended September 30, 2023*
Flexible Income Fund
Class A	Actual	1.04%	$1,000.00	$1,012.30	$5.23
Class A	Hypothetical	1.04%	$1,000.00	$1,019.80	$5.25
Class C	Actual	1.79%	$1,000.00	$1,008.80	$8.99
Class C	Hypothetical	1.79%	$1,000.00	$1,016.05	$9.02
Class Y	Actual	0.79%	$1,000.00	$1,013.50	$3.98

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized September 30, 2023	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During the Six Months Ended September 30, 2023*
Class Y	Hypothetical	0.79%	$1,000.00	$1,021.05	$3.99
Institutional Class	Actual	0.69%	$1,000.00	$1,014.00	$3.47
Institutional Class	Hypothetical	0.69%	$1,000.00	$1,021.55	$3.49
Focused Fund
Class A	Actual	1.16%	$1,000.00	$1,043.70	$5.93
Class A	Hypothetical	1.16%	$1,000.00	$1,019.20	$5.86
Class C	Actual	1.95%	$1,000.00	$1,039.70	$9.94
Class C	Hypothetical	1.95%	$1,000.00	$1,015.25	$9.82
Class Y	Actual	0.87%	$1,000.00	$1,045.30	$4.45
Class Y	Hypothetical	0.87%	$1,000.00	$1,020.65	$4.39
Institutional Class	Actual	0.83%	$1,000.00	$1,045.40	$4.24
Institutional Class	Hypothetical	0.83%	$1,000.00	$1,020.85	$4.19
Growth Opportunities Fund
Class A	Actual	1.26%	$1,000.00	$1,085.50	$6.57**
Class A	Hypothetical	1.26%	$1,000.00	$1,018.70	$6.36**
Class C	Actual	2.01%	$1,000.00	$1,081.30	$10.46**
Class C	Hypothetical	2.01%	$1,000.00	$1,014.95	$10.13**
Class Y	Actual	1.01%	$1,000.00	$1,086.90	$5.27**
Class Y	Hypothetical	1.01%	$1,000.00	$1,019.95	$5.10**
Institutional Class	Actual	0.91%	$1,000.00	$1,087.40	$4.75**
Institutional Class	Hypothetical	0.91%	$1,000.00	$1,020.45	$4.60**
Mid Cap Growth Fund
Class A	Actual	1.26%	$1,000.00	$1,014.10	$6.34***
Class A	Hypothetical	1.26%	$1,000.00	$1,018.70	$6.36***
Class C	Actual	2.13%	$1,000.00	$1,009.70	$10.70***
Class C	Hypothetical	2.13%	$1,000.00	$1,014.35	$10.73***
Class Y	Actual	1.03%	$1,000.00	$1,015.40	$5.19***
Class Y	Hypothetical	1.03%	$1,000.00	$1,019.85	$5.20***
Institutional Class	Actual	0.88%	$1,000.00	$1,016.10	$4.44***
Institutional Class	Hypothetical	0.88%	$1,000.00	$1,020.60	$4.45***
Class R6	Actual	0.79%	$1,000.00	$1,016.70	$3.98***
Class R6	Hypothetical	0.79%	$1,000.00	$1,021.05	$3.99***
Non-US ESG Equity Fund
Class A	Actual	1.18%	$1,000.00	$1,008.70	$5.93****
Class A	Hypothetical	1.18%	$1,000.00	$1,019.10	$5.96****
Class C	Actual	1.96%	$1,000.00	$1,004.80	$9.82****
Class C	Hypothetical	1.96%	$1,000.00	$1,015.20	$9.87****
Class Y	Actual	0.91%	$1,000.00	$1,009.70	$4.57****
Class Y	Hypothetical	0.91%	$1,000.00	$1,020.45	$4.60****
Institutional Class	Actual	0.90%	$1,000.00	$1,009.70	$4.52****
Institutional Class	Hypothetical	0.90%	$1,000.00	$1,020.50	$4.55****
Sands Capital Emerging Markets Growth Fund
Class A	Actual	1.60%	$1,000.00	$980.40	$7.92
Class A	Hypothetical	1.60%	$1,000.00	$1,017.00	$8.07
Class C	Actual	2.35%	$1,000.00	$977.50	$11.62
Class C	Hypothetical	2.35%	$1,000.00	$1,013.25	$11.83
Class Y	Actual	1.29%	$1,000.00	$982.00	$6.39
Class Y	Hypothetical	1.29%	$1,000.00	$1,018.55	$6.51
Institutional Class	Actual	1.23%	$1,000.00	$982.90	$6.10
Institutional Class	Hypothetical	1.23%	$1,000.00	$1,018.85	$6.21
Class R6	Actual	1.18%	$1,000.00	$982.90	$5.85
Class R6	Hypothetical	1.18%	$1,000.00	$1,019.10	$5.96
Strategic Income Opportunities Fund
Class A	Actual	1.00%	$1,000.00	$992.50	$4.98
Class A	Hypothetical	1.00%	$1,000.00	$1,020.00	$5.05
Class C	Actual	1.71%	$1,000.00	$988.90	$8.50
Class C	Hypothetical	1.71%	$1,000.00	$1,016.45	$8.62
Class Y	Actual	0.75%	$1,000.00	$993.70	$3.74

Other Items (Unaudited) (Continued)
		Net Expense Ratio Annualized September 30, 2023	Beginning Account Value April 1, 2023	Ending Account Value September 30, 2023	Expenses Paid During the Six Months Ended September 30, 2023*
Class Y	Hypothetical	0.75%	$1,000.00	$1,021.25	$3.79
Institutional Class	Actual	0.65%	$1,000.00	$994.10	$3.24
Institutional Class	Hypothetical	0.65%	$1,000.00	$1,021.75	$3.29
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
**	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.47, $10.35, $5.17 and $4.64, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.26, $10.02, $5.00 and $4.50, respectively.
***	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y, Institutional Class and R6 would be $6.24, $10.60, $5.09, $4.33 and $3.88, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y, Institutional Class and R6 would be $6.26, $10.63, $5.10, $4.34, and $3.89, respectively.
****	Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.88, $9.77, $4.52 and $4.47, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.91, $9.82, $4.55 and $4.50, respectively.
Liquidity Risk Management
The Funds have adopted and implemented a written liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires that each Fund adopt a program that is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in a Fund.
Assessment and management of a Fund’s liquidity risk under the LRM Program takes into consideration certain factors, such as a Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the LRM Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The Board of Trustees of the Trust approved the appointment of a LRM Program administrator responsible for administering the LRM Program and for carrying out the specific responsibilities set forth in the LRM Program, including reporting to the Board on at least an annual basis regarding the LRM Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The Board has reviewed the Program Administrator Report covering the period from May 12, 2022 through May 12, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the LRM Program operated adequately and effectively in promoting effective liquidity risk management for the Funds.

PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians and broker-dealers to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. We do not permit these companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust and Touchstone ETF Trust.
The Privacy Protection Policy is not part of the Semi-Annual Report.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534467
Pittsburgh, PA 15253-4467
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-54-TST-SAR-2310

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ E. Blake Moore Jr.
E. Blake Moore Jr., President
(principal executive officer)

Date:	11/29/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore Jr.
E. Blake Moore Jr., President
(principal executive officer)

Date:	11/29/2023

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date:	11/29/2023

* Print the name and title of each signing officer under his or her signature.